UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2005

Item 1. Reports to Stockholders

Fidelity® Convertible Securities Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Trustees and Officers	31
Distributions	41
Proxy Voting Results	42
Board Approval of	44
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Convertible Securities Fund	6.91%	5.97%	11.72%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® All U.S. Convertible Securities Index performed over the same period.

5 Annual Report 5

Management’s Discussion of Fund Performance

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Convertible Securities Fund

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devas tated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since 2001.

For the 12 months ending November 30, 2005, Fidelity Convertible Securities Fund returned 6.91%, outperforming the 2.66% return of the Merrill Lynch® All U.S. Convertible Securities Index and the 4.68% return of the LipperSM Convertible Securities Funds Average. Relative to the index, security selection and an overweighting in telecommunication services and energy helped the most. Some good picks in information technology and an underweighting in weak automotive related issues also bolstered performance. However, security selection in health care hampered relative performance. On top of the solid performance of our holdings in convertible securities, the fund’s out of benchmark stake in equities contributed strongly to returns. The fund’s top relative and absolute performers were refiner Valero Energy and oil services firm Halliburton. In telecom, Nextel Partners and NII Holdings added to returns, as did two cellular tower companies, Crown Castle and American Tower. Nextel Partners was sold during the period. Main detractors on both an absolute and relative basis included industrial conglomerate Tyco International and Puerto Rico based financial services provider Doral Financial. Biogen Idec and OSI Phar maceuticals hurt performance as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Actual	$1,000.00	$1,087.40	$4.08
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,021.16	$3.95

*Expenses are equal to the Fund’s annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Investments as of November 30, 2005
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
El Paso Corp. 4.99%	5.1	0.6
Vishay Intertechnology, Inc. 3.625% 8/1/23	4.4	3.6
Halliburton Co. 3.125% 7/15/23	3.9	3.0
Celanese Corp. 4.25%	3.2	0.0
Tyco International Group SA 3.125% 1/15/23	3.0	3.2
Celanese Corp. Class A	2.7	0.0
Valero Energy Corp. 2.00%	2.6	2.2
Bausch & Lomb, Inc. 4.4219% 8/1/23	2.6	2.6
American Express Co. 1.85% 12/1/33	2.2	2.2
Six Flags, Inc. 4.5% 5/15/15	2.1	0.0
	31.8
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	23.0	10.2
Information Technology	16.3	22.8
Consumer Discretionary	13.0	11.8
Health Care	12.3	22.7
Industrials	10.2	5.3

Annual Report 8

Investments November 30, 2005
Showing Percentage of Net Assets

Corporate Bonds 64.5%
	Principal	Value (Note 1)
	Amount (000s)(e)	(000s)
Convertible Bonds – 64.2%

CONSUMER DISCRETIONARY – 8.8%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc. 2%
2/15/24 (f)	$12,500	$9,295
Hotels, Restaurants & Leisure 4.2%
Kerzner International Ltd.:
2.375% 4/15/24 (h)	4,000	4,893
2.375% 4/15/24	18,900	23,118
Six Flags, Inc. 4.5% 5/15/15	27,700	35,492
WMS Industries, Inc.:
2.75% 7/15/10 (h)	4,000	5,475
2.75% 7/15/10	2,800	3,833
		72,811
Leisure Equipment & Products – 0.3%
Eastman Kodak Co. 3.375% 10/15/33 (h)	5,800	5,655
Media – 3.8%
Charter Communications, Inc.:
5.875% 11/16/09 (h)	11,300	8,503
5.875% 11/16/09	30,840	23,207
Lamar Advertising Co. 2.875% 12/31/10	8,200	8,792
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	400	352
XM Satellite Radio, Inc. 1.75% 12/1/09 (h)	30,300	26,409
		67,263

TOTAL CONSUMER DISCRETIONARY		155,024

ENERGY 7.5%
Energy Equipment & Services – 4.4%
Halliburton Co. 3.125% 7/15/23	39,400	68,573
Maverick Tube Corp. 1.875% 11/15/25 (h)	3,000	3,270
Oil States International, Inc. 2.375% 7/1/25 (h)	4,500	5,693
		77,536
Oil, Gas & Consumable Fuels – 3.1%
McMoRan Exploration Co.:
6% 7/2/08 (h)	1,000	1,368

See accompanying notes which are an integral part of the financial statements.

9		Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)(e)	(000s)
Convertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
McMoRan Exploration Co.: – continued
6% 7/2/08	$12,900	$17,641
Quicksilver Resources, Inc. 1.875% 11/1/24 (h)	24,500	34,160
		53,169

TOTAL ENERGY		130,705

FINANCIALS – 3.5%
Consumer Finance – 3.0%
American Express Co.:
1.85% 12/1/33 (f)(h)	36,500	38,829
1.85% 12/1/33 (f)	12,600	13,404
		52,233
Insurance – 0.5%
Scottish Re Group Ltd. 4.5% 12/1/22	8,000	9,690

TOTAL FINANCIALS		61,923

HEALTH CARE – 12.3%
Biotechnology – 1.5%
Protein Design Labs, Inc. 2% 2/15/12 (h)	20,500	26,663
Health Care Equipment & Supplies – 9.4%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (i)	29,500	45,043
Cooper Companies, Inc.:
2.625% 7/1/23 (h)	7,500	9,860
2.625% 7/1/23	10,000	13,146
Cytyc Corp.:
2.25% 3/15/24 (h)	17,500	18,879
2.25% 3/15/24	7,600	8,199
Epix Pharmaceuticals, Inc.:
3% 6/15/24 (h)	14,000	8,820
3% 6/15/24	7,000	4,410
Fisher Scientific International, Inc.:
2.5% 10/1/23 (h)	15,600	22,541
2.5% 10/1/23	7,400	10,692
Medtronic, Inc. 1.25% 9/15/21	23,000	23,067
		164,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)(e)	(000s)
Convertible Bonds continued

HEALTH CARE – continued
Pharmaceuticals – 1.4%
Roche Holdings, Inc. 0% 7/25/21 (h)	$30,000	$23,955

TOTAL HEALTH CARE		215,275

INDUSTRIALS – 8.7%
Airlines – 2.5%
AirTran Holdings, Inc. 7% 7/1/23	10,000	15,812
America West Holding Corp. 7.5% 1/18/09	5,900	6,933
Continental Airlines, Inc. 4.5% 2/1/07	9,830	8,642
US Airways Group, Inc. 7% 9/30/20 (h)	7,350	11,453
		42,840
Commercial Services & Supplies – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (h)	1,995	2,266
Construction & Engineering – 1.2%
Fluor Corp. 1.5% 2/15/24	15,700	21,583
Industrial Conglomerates – 3.8%
Tyco International Group SA:
3.125% 1/15/23 (h)	39,900	53,769
yankee 3.125% 1/15/23	10,100	13,611
		67,380
Marine – 1.1%
OMI Corp. 2.875% 12/1/24	20,400	19,176

TOTAL INDUSTRIALS		153,245

INFORMATION TECHNOLOGY – 14.2%
Communications Equipment – 2.9%
AudioCodes Ltd. 2% 11/9/24 (h)	10,000	8,661
Comverse Technology, Inc. 0% 5/15/23	11,800	17,464
Juniper Networks, Inc. 0% 6/15/08	20,900	24,984
		51,109
Computers & Peripherals – 1.3%
Maxtor Corp.:
2.375% 8/15/12 (h)	10,000	8,298
6.8% 4/30/10	15,000	14,777
		23,075

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Corporate Bonds continued
	Principal		Value (Note 1)
	Amount (000s)(e)		(000s)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 4.8%
Flextronics International Ltd. 1% 8/1/10		$7,580	$6,851
Vishay Intertechnology, Inc. 3.625% 8/1/23		80,700	76,915
			83,766
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24		3,150	6,757
IT Services – 2.2%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (h)		12,300	16,268
4.125% 8/15/23		16,800	22,220
			38,488
Semiconductors & Semiconductor Equipment – 2.6%
Amkor Technology, Inc. 5% 3/15/07		9,800	8,967
EMCORE Corp. 5% 5/15/11		9,000	8,640
Kulicke & Soffa Industries, Inc. 0.5% 11/30/08		5,000	3,781
ON Semiconductor Corp. 0% 4/15/24		29,500	23,821
			45,209

TOTAL INFORMATION TECHNOLOGY			248,404

MATERIALS 0.8%
Metals & Mining – 0.8%
Alamos Gold, Inc. 5.5% 2/15/10 (h)	CAD	10,250	9,183
Coeur d’Alene Mines Corp. 1.25% 1/15/24		4,600	3,865
			13,048

TELECOMMUNICATION SERVICES – 7.0%
Wireless Telecommunication Services – 7.0%
American Tower Corp.:
3.25% 8/1/10 (h)		13,900	32,224
3.25% 8/1/10		7,255	16,819
Crown Castle International Corp. 4% 7/15/10		11,660	30,038
ICO North America, Inc. 7.5% 8/15/09 (j)		6,370	6,561
NII Holdings, Inc.:
2.875% 2/1/34 (h)		10,000	17,193
2.875% 2/1/34		11,500	19,772
			122,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)(e)	(000s)
Convertible Bonds continued

UTILITIES – 1.4%
Independent Power Producers & Energy Traders – 0.5%
Mirant Corp. 2.5% 6/15/21 (d)	$8,310	$8,726
Multi-Utilities – 0.9%
CMS Energy Corp. 3.375% 7/15/23	11,800	16,489

TOTAL UTILITIES		25,215

TOTAL CONVERTIBLE BONDS		1,125,446
Nonconvertible Bonds – 0.3%

CONSUMER STAPLES 0.1%
Food Products 0.1%
Doane Pet Care Co. 10.625% 11/15/15 (h)	2,080	2,122
ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
The Coastal Corp. 6.95% 6/1/28	3,420	3,048

TOTAL NONCONVERTIBLE BONDS		5,170

TOTAL CORPORATE BONDS
(Cost $1,011,448)		1,130,616

Common Stocks 14.2%
	Shares

CONSUMER DISCRETIONARY – 2.1%
Diversified Consumer Services – 0.5%
Service Corp. International (SCI)	1,143,000	9,384
Media – 1.6%
EchoStar Communications Corp. Class A	1,099,069	28,400

TOTAL CONSUMER DISCRETIONARY		37,784

ENERGY 2.9%
Energy Equipment & Services – 1.1%
Hercules Offshore, Inc. (a)	17,500	470
National Oilwell Varco, Inc. (a)	320,900	19,453
		19,923

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.8%
General Maritime Corp.	162,000	$6,260
OMI Corp.	200,000	3,880
Sasol Ltd. sponsored ADR	612,600	20,461
		30,601

TOTAL ENERGY		50,524

FINANCIALS – 0.7%
Capital Markets 0.7%
Lazard Ltd. unit	400,000	11,711
INDUSTRIALS – 0.9%
Airlines – 0.4%
Ryanair Holdings PLC sponsored ADR (a)	130,000	6,477
Building Products 0.5%
American Standard Companies, Inc.	220,200	8,385
Commercial Services & Supplies – 0.0%
Global Cash Access Holdings, Inc.	71,600	906
Marine – 0.0%
American Commercial Lines, Inc.	4,100	120

TOTAL INDUSTRIALS		15,888

INFORMATION TECHNOLOGY – 2.1%
Computers & Peripherals – 0.9%
Seagate Technology	846,000	16,006
Internet Software & Services – 0.0%
Homestore, Inc. (a)	31,846	140
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc. (a)(g)	1,243,200	7,708
ON Semiconductor Corp. (a)	2,169,500	12,583
		20,291

TOTAL INFORMATION TECHNOLOGY		36,437

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 5.5%
Chemicals – 3.1%
Celanese Corp. Class A	2,700,000	$46,710
Monsanto Co.	100,000	7,327
		54,037
Containers & Packaging – 0.7%
Temple-Inland, Inc.	299,900	12,557
Paper & Forest Products 1.7%
Aracruz Celulose SA (PN B) sponsored ADR	247,300	9,645
Weyerhaeuser Co.	300,000	19,893
		29,538

TOTAL MATERIALS		96,132

TOTAL COMMON STOCKS
(Cost $231,406)		248,476

Convertible Preferred Stocks 20.8%

CONSUMER DISCRETIONARY – 2.1%
Automobiles – 1.6%
General Motors Corp. Series B, 5.25%	1,750,000	27,265
Media – 0.5%
Interpublic Group of Companies, Inc. Series B, 5.25% (h)	10,000	9,152

TOTAL CONSUMER DISCRETIONARY		36,417

CONSUMER STAPLES 0.4%
Food & Staples Retailing – 0.4%
Rite Aid Corp. 5.50%	370,000	8,153

ENERGY 12.4%
Oil, Gas & Consumable Fuels – 12.4%
Chesapeake Energy Corp.:
4.50%	70,000	6,318
5.00% (h)	55,000	7,281
5.00%	155,000	20,519
5.00% (h)	149,600	14,997
El Paso Corp. 4.99% (h)	86,400	89,235

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Convertible Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teekay Shipping Corp. Series A, 7.25%	710,600	$34,173
Valero Energy Corp. 2.00%	473,800	45,163
		217,686

FINANCIALS – 1.8%
Diversified Financial Services – 0.5%
Citigroup Funding, Inc. 4.583%	270,000	8,894
Insurance – 1.1%
Fortis Insurance NV 7.75% (h)	16,700	20,416
Thrifts & Mortgage Finance – 0.2%
Doral Financial Corp. 4.75% (h)	21,400	3,253

TOTAL FINANCIALS		32,563

INDUSTRIALS – 0.6%
Commercial Services & Supplies – 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	10,119
MATERIALS 3.5%
Chemicals – 3.5%
Celanese Corp. 4.25%	2,121,600	55,480
Huntsman Corp. 5.00%	125,000	5,313
		60,793

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $353,797)		365,731

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Money Market Funds 0.2%
	Shares	Value (Note 1)
		(000s)
Fidelity Cash Central Fund, 4.08% (b)	2,755,583	$2,756
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	37,894	38
TOTAL MONEY MARKET FUNDS
(Cost $2,794)		2,794
TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $1,599,445)		1,747,617

NET OTHER ASSETS – 0.3%		6,047
NET ASSETS 100%		$1,753,664

Currency Abbreviations
CAD	—	Canadian dollar

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Principal amount is stated in United
States dollars unless otherwise noted.

(f) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(g) Security or a portion of the security is on
loan at period end.

(h) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $550,744,000
or 31.4% of net assets.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $6,561,000
or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$6,370

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income
(Amounts in thousands)	received
Fidelity Cash Central Fund	$692
Fidelity Securities Lending Cash Central Fund	39
Total	$731

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA, AA, A	5.5%
BBB	6.0%
BB	13.2%
B	10.9%
CCC, CC, C	8.5%
D	0.5%
Not Rated	19.9%
Equities	35.0%
Short Term Investments and Net
Other Assets	0.5%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	84.1%
Luxembourg	3.8%
Marshall Islands	3.6%
Bahamas (Nassau)	1.6%
Cayman Islands	1.4%
South Africa	1.2%
Netherlands	1.1%
Others (individually less than 1%) .	3.2%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $63,639,000 all of which will expire on November 30, 2010.

The fund intends to elect to defer to its fiscal year ending November 30, 2006 approximately $443,000 of losses recognized during the period November 1, 2005 to November 30, 2005.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $38) See accompanying schedule:
Unaffiliated issuers (cost $1,596,651)	$1,744,823
Affiliated Central Funds (cost $2,794)	2,794
Total Investments (cost $1,599,445)		$1,747,617
Cash		1,267
Receivable for investments sold		2,513
Receivable for fund shares sold		1,059
Dividends receivable		520
Interest receivable		8,169
Prepaid expenses		9
Other receivables		9
Total assets		1,761,163

Liabilities
Payable for investments purchased	$4,502
Payable for fund shares redeemed	1,741
Accrued management fee	841
Other affiliated payables	318
Other payables and accrued expenses	59
Collateral on securities loaned, at value	38
Total liabilities		7,499

Net Assets		$1,753,664
Net Assets consist of:
Paid in capital		$1,666,418
Undistributed net investment income		5,180
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(66,107)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		148,173
Net Assets, for 79,216 shares outstanding		$1,753,664
Net Asset Value, offering price and redemption price per
share ($1,753,664 ÷ 79,216 shares)		$22.14

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended November 30, 2005

Investment Income
Dividends		$11,923
Interest		33,867
Income from affiliated Central Funds		731
Total income		46,521

Expenses
Management fee
Basic fee	$8,327
Performance adjustment	(93)
Transfer agent fees	3,357
Accounting and security lending fees	524
Independent trustees’ compensation	9
Custodian fees and expenses	37
Registration fees	47
Audit	77
Legal	7
Interest	29
Miscellaneous	84
Total expenses before reductions	12,405
Expense reductions	(245)	12,160

Net investment income (loss)		34,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,105
Foreign currency transactions	103
Total net realized gain (loss)		121,208
Change in net unrealized appreciation (depreciation) on:
Investment securities	(40,452)
Assets and liabilities in foreign currencies	(44)
Total change in net unrealized appreciation
(depreciation)		(40,496)
Net gain (loss)		80,712
Net increase (decrease) in net assets resulting from
operations		$115,073

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
		Year ended	Year ended
		November 30,	November 30,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$34,361	$40,719
Net realized gain (loss)		121,208	146,674
Change in net unrealized appreciation (depreciation) .		(40,496)	(12,134)
Net increase (decrease) in net assets resulting
from operations		115,073	175,259
Distributions to shareholders from net investment income	.	(28,144)	(58,755)
Distributions to shareholders from net realized gain		(1,739)	—
Total distributions		(29,883)	(58,755)
Share transactions
Proceeds from sales of shares		196,331	303,240
Reinvestment of distributions		27,050	52,664
Cost of shares redeemed		(390,181)	(404,556)
Net increase (decrease) in net assets resulting from
share transactions		(166,800)	(48,652)
Total increase (decrease) in net assets		(81,610)	67,852

Net Assets
Beginning of period		1,835,274	1,767,422
End of period (including undistributed net investment
income of $5,180 and undistributed net investment
income of $5,205, respectively)		$1,753,664	$1,835,274

Other Information
Shares
Sold		9,211	14,940
Issued in reinvestment of distributions		1,269	2,608
Redeemed		(18,412)	(20,051)
Net increase (decrease)		(7,932)	(2,503)

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 21.06	$ 19.71	$ 16.88	$ 19.50	$ 24.04
Income from Investment
Operations
Net investment income (loss)B	.41	.46	.79	.79D,E	.69
Net realized and unrealized
gain (loss)	1.03	1.55	2.87	(2.46)D,E	(.17)
Total from investment
operations	1.44	2.01	3.66	(1.67)	.52
Distributions from net investment
income	(.34)	(.66)	(.83)	(.95)	(.72)
Distributions from net realized
gain	(.02)	—	—	—	(4.34)
Total distributions	(.36)	(.66)	(.83)	(.95)	(5.06)
Net asset value, end of period .	$ 22.14	$ 21.06	$ 19.71	$ 16.88	$ 19.50
Total ReturnA	6.91%	10.39%	22.48%	(8.97)%	1.56%
Ratios to Average Net AssetsC
Expenses before reductions	70%	.67%	.84%	.88%	.81%
Expenses net of fee waivers, if
any	70%	.67%	.84%	.88%	.81%
Expenses net of all reductions	.69%	.66%	.82%	.85%	.76%
Net investment income (loss) .	1.95%	2.26%	4.46%	4.40%D,E	3.40%
Supplemental Data
Net assets, end of period (in
millions)	$ 1,754	$ 1,835	$ 1,767	$ 1,423	$ 1,734
Portfolio turnover rate	81%	112%	136%	138%	282%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 4.76% to 4.40% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended November 30, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of

23 Annual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Security Valuation continued

securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

24

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensa tion, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$215,745
Unrealized depreciation	(72,989)
Net unrealized appreciation (depreciation)	142,756
Undistributed ordinary income	7,796
Capital loss carryforward	(63,639)

Cost for federal income tax purposes	$1,604,861

The tax character of distributions paid was as follows:
	November 30, 2005	November 30, 2004
Ordinary Income	$29,883	$58,755

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

25 Annual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

2. Operating Policies continued

Repurchase Agreements continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,414,503 and $1,568,219, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.15% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except

Annual Report

26

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
Borrower	Average Daily	Weighted Average	(included in
or Lender	Loan Balance	Interest Rate	interest income)	Interest Expense
Borrower $	11,049	3.01%	$—	$25

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

27 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $39.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,664. The weighted average interest rate was 3.13% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $227 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $17, respectively.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum

Annual Report

28

9. Other continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Convertible Securities Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 13, 2006

Annual Report

30

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statements of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Convertible Securities

(2005 Present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity En terprise Operations and Risk Services (2004 2005), Chief Administra tive Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Annual Report

32

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous se nior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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34

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

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36

Name, Age; Principal Occupation Thomas T. Soviero (42)

Year of Election or Appointment: 2005

Vice President of Convertible Securities. Mr. Soviero serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Soviero managed a variety of Fidelity funds. Mr. Soviero also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Convertible Securities. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Dono van also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Convertible Securities. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Convertible Securities. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Con vertible Securities. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Convertible Securities. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Convertible Securities. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Op erating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Convertible Securities. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Convertible Securities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Convertible Securities. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

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38

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Convertible Securities. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Convertible Securities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1987

Assistant Treasurer of Convertible Securities. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Convertible Securities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Convertible Securities. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Convertible Securities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Ryan served as Vice Pres ident of Fund Reporting in FPCMS (1999 2005).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Convertible Securities. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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40

Distributions

The Board of Trustees of Fidelity Convertible Securities Fund voted to pay on Decem-ber 19, 2005, to shareholders of record at the opening of business on December 16, 2005, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.14 per share from net investment income.

A total of .06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 8%, 4%, 4%, and 4% of the dividends distributed in December 2004, April 2005, July 2005, and October 2005, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 6%, 8%, 8%, and 8% of the dividends distributed in December 2004, April 2005, July 2005, and October 2005, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

41 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

Annual Report 42

	# of	% of
	Votes	Votes

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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44

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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46

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period, the fourth quartile for the three year period, and the first quartile for the five year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% means that 78% of the funds in the Total Mapped Group had higher management fees than the fund.The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

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48

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Annual Report

50

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

51 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 52

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

53 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 54

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

55 Annual Report

55

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CVS-UANN-0106 1.786706.102

Fidelity® Equity Income II Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	29
Registered Public
Accounting Firm
Trustees and Officers	30
Distributions	40
Proxy Voting Results	41
Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Equity Income II	7.41%	4.72%	9.78%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Equity Income II Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Steve DuFour, Portfolio Manager of Fidelity® Equity Income II Fund

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devastated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since 2001.

Fidelity Equity Income II Fund returned 7.41% for the 12 months ending November 30, 2005, lagging the Russell 3000® Value Index and the LipperSM Equity Income Objective Funds Average, which posted returns of 9.80% and 8.23%, respectively. Inopportune stock selection was the primary driver of the fund’s underperformance versus the index. Some of the names that hurt the most generally were strong performing index components that the fund did not own or in which it was underweighted. Energy was a good example of this, although there also were stocks in which the fund held large overweighted positions particularly in the media group that detracted a lot as well. In media, such names as News Corp. and XM Satellite Radio were big detractors, while other large holdings such as Verizon Communications and Wal Mart disappointed, too. On the plus side, results were helped by an eclectic group of good performers across a variety of sectors, including such names as mall developer General Growth Properties, National Semiconductor and United Health Group, a managed care company. Some stocks mentioned here were no longer held at period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	June 1, 2005
	Account Value	Account Value	to November 30,
	June 1, 2005	November 30, 2005	2005
Actual	$1,000.00	$1,062.60	$3.46
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.71	$3.40

* Expenses are equal to the Fund’s annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	3.9	2.0
Wal Mart Stores, Inc.	3.9	3.1
Intel Corp.	3.7	1.7
Citigroup, Inc.	3.4	3.9
General Growth Properties, Inc.	3.1	2.5
Bank of America Corp.	3.0	2.8
Exxon Mobil Corp.	3.0	5.1
General Electric Co.	2.3	4.3
Pfizer, Inc.	2.1	2.0
Merrill Lynch & Co., Inc.	1.8	1.6
	30.2
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	37.0	31.9
Information Technology	13.9	14.2
Consumer Discretionary	9.4	10.8
Health Care	9.0	5.7
Industrials	8.0	10.0

Annual Report 8

Investments November 30, 2005
Showing Percentage of Net Assets

Common Stocks 98.8%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 9.4%
Auto Components 0.5%
Johnson Controls, Inc.	789,900	$54,859
Automobiles – 1.3%
Monaco Coach Corp. (e)	1,737,725	25,770
Toyota Motor Corp. sponsored ADR	1,333,500	129,016
		154,786
Diversified Consumer Services – 0.0%
Service Corp. International (SCI)	557,000	4,573
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	215,900	9,005
McDonald’s Corp.	1,106,800	37,465
Royal Caribbean Cruises Ltd.	1,504,400	68,992
Wynn Resorts Ltd. (a)(d)	791,300	44,178
		159,640
Household Durables – 0.4%
Matsushita Electric Industrial Co. Ltd. ADR	2,524,600	50,946
Media – 4.3%
Gannett Co., Inc.	2,137,200	131,694
News Corp. Class B	4,762,000	74,478
Omnicom Group, Inc.	679,400	57,450
The New York Times Co. Class A (d)	4,451,010	122,403
Time Warner, Inc.	2,386,800	42,915
Walt Disney Co.	3,954,900	98,596
		527,536
Multiline Retail – 0.4%
Dollar General Corp.	2,739,100	51,796
Specialty Retail – 1.2%
Abercrombie & Fitch Co. Class A	242,600	14,876
Home Depot, Inc.	2,516,180	105,126
Staples, Inc.	954,000	22,037
		142,039
Textiles, Apparel & Luxury Goods – 0.0%
Under Armour, Inc. Class A	10,300	233

TOTAL CONSUMER DISCRETIONARY		1,146,408

See accompanying notes which are an integral part of the financial statements.

9		Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES 7.0%
Beverages – 0.8%
Diageo PLC sponsored ADR	48,500	$2,820
The Coca-Cola Co.	2,243,800	95,788
		98,608
Food & Staples Retailing – 4.2%
CVS Corp.	939,900	25,396
Wal-Mart Stores, Inc.	9,771,500	474,504
Walgreen Co.	352,000	16,079
		515,979
Food Products 0.8%
Nestle SA sponsored ADR	1,333,200	98,390
Personal Products 0.4%
Alberto-Culver Co.	650,700	28,292
Avon Products, Inc.	873,500	23,890
		52,182
Tobacco 0.8%
Altria Group, Inc.	1,321,500	96,192

TOTAL CONSUMER STAPLES		861,351

ENERGY 6.7%
Energy Equipment & Services – 0.5%
Halliburton Co.	922,550	58,720
Oil, Gas & Consumable Fuels – 6.2%
Amerada Hess Corp.	1,037,900	127,164
Canadian Natural Resources Ltd.	1,976,000	89,563
Exxon Mobil Corp.	6,284,300	364,678
Peabody Energy Corp.	605,300	47,734
Talisman Energy, Inc.	679,300	32,479
Total SA sponsored ADR (d)	823,200	102,645
		764,263

TOTAL ENERGY		822,983

FINANCIALS – 37.0%
Capital Markets 7.3%
American Capital Strategies Ltd.	1,631,600	62,588
Ameriprise Financial, Inc.	323,200	13,591
Bank of New York Co., Inc.	2,493,400	80,786
Goldman Sachs Group, Inc.	201,700	26,011

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Capital Markets continued
Investors Financial Services Corp. (d)	934,500	$35,277
Janus Capital Group, Inc.	873,400	16,743
Lehman Brothers Holdings, Inc.	379,500	47,817
Merrill Lynch & Co., Inc.	3,239,500	215,168
Nomura Holdings, Inc. sponsored ADR	2,436,900	40,574
Northern Trust Corp.	2,962,000	156,068
Nuveen Investments, Inc. Class A	1,253,000	51,949
State Street Corp.	2,578,300	148,742
		895,314
Commercial Banks – 8.1%
Bank of America Corp.	7,974,300	365,941
Cathay General Bancorp	606,713	23,055
East West Bancorp, Inc.	2,234,870	84,567
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	4,251,800	53,785
U.S. Bancorp, Delaware	1,459,800	44,203
UCBH Holdings, Inc.	2,757,344	48,640
UnionBanCal Corp.	862,500	59,685
Wachovia Corp.	3,992,857	213,219
Wells Fargo & Co.	1,525,400	95,871
		988,966
Consumer Finance – 1.7%
SLM Corp.	3,852,600	202,454
Diversified Financial Services – 4.1%
CapitalSource, Inc. (a)(d)	1,947,100	46,536
Citigroup, Inc.	8,663,577	420,617
JPMorgan Chase & Co.	912,212	34,892
		502,045
Insurance – 8.2%
Allstate Corp.	1,872,300	105,036
American International Group, Inc.	7,162,180	480,872
Aspen Insurance Holdings Ltd.	306,000	7,659
Genworth Financial, Inc. Class A (non-vtg.)	751,500	25,889
Hartford Financial Services Group, Inc.	1,267,600	110,750
Manulife Financial Corp.	257,600	14,829
Marsh & McLennan Companies, Inc.	389,200	12,022
MetLife, Inc. unit	2,078,100	59,309
Prudential Financial, Inc.	1,643,000	127,168
RenaissanceRe Holdings Ltd.	319,900	14,373

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Swiss Reinsurance Co. (Reg.)	269,954	$19,936
XL Capital Ltd. Class A	397,600	26,393
		1,004,236
Real Estate 3.8%
Equity Lifestyle Properties, Inc.	714,671	33,132
Equity Residential (SBI)	478,400	19,500
General Growth Properties, Inc.	8,363,826	381,558
Macquarie Goodman Group unit	1,838,203	5,880
Mitsui Fudosan Co. Ltd.	409,000	6,605
United Dominion Realty Trust, Inc. (SBI)	820,400	18,369
		465,044
Thrifts & Mortgage Finance – 3.8%
Fannie Mae	3,644,724	175,129
Freddie Mac	1,652,100	103,174
Golden West Financial Corp., Delaware	2,351,400	152,347
Hudson City Bancorp, Inc.	3,217,700	38,323
		468,973

TOTAL FINANCIALS		4,527,032

HEALTH CARE – 9.0%
Biotechnology – 0.8%
Amylin Pharmaceuticals, Inc. (a)(d)	782,700	29,281
Biogen Idec, Inc. (a)	1,219,300	52,198
Invitrogen Corp. (a)	261,709	17,443
		98,922
Health Care Equipment & Supplies – 1.7%
Becton, Dickinson & Co.	1,663,500	96,866
Hospira, Inc. (a)	1,848,100	81,594
Varian, Inc. (a)	694,100	29,124
		207,584
Health Care Providers & Services – 1.7%
Aetna, Inc.	268,900	24,871
Brookdale Senior Living, Inc.	97,000	2,580
Cardinal Health, Inc.	1,514,800	96,871
Health Net, Inc. (a)	569,200	29,046
UnitedHealth Group, Inc.	857,400	51,324
		204,692

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – 4.8%
Novartis AG sponsored ADR	1,035,300	$54,250
Pfizer, Inc.	12,024,190	254,913
Roche Holding AG sponsored ADR	987,500	74,556
Wyeth	4,870,400	202,414
		586,133

TOTAL HEALTH CARE		1,097,331

INDUSTRIALS – 7.8%
Aerospace & Defense – 0.8%
Honeywell International, Inc.	661,230	24,161
The Boeing Co.	293,400	20,007
United Technologies Corp.	968,300	52,133
		96,301
Airlines – 0.3%
AirTran Holdings, Inc. (a)	2,196,200	32,987
JetBlue Airways Corp. (a)	88,400	1,630
		34,617
Electrical Equipment – 0.5%
Rockwell Automation, Inc.	1,058,600	59,737
Industrial Conglomerates – 2.7%
3M Co.	630,800	49,505
General Electric Co.	8,064,510	288,064
		337,569
Machinery – 0.2%
Illinois Tool Works, Inc.	257,600	22,738
Road & Rail 3.3%
Burlington Northern Santa Fe Corp.	2,734,800	180,989
Canadian National Railway Co.	516,900	41,323
Laidlaw International, Inc.	1,341,373	29,000
Norfolk Southern Corp.	3,353,714	148,368
		399,680

TOTAL INDUSTRIALS		950,642

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – 13.8%
Communications Equipment – 0.6%
Cisco Systems, Inc. (a)	3,284,200	$57,605
Motorola, Inc.	840,500	20,248
		77,853
Computers & Peripherals – 1.6%
EMC Corp. (a)	1,121,200	15,618
Hewlett-Packard Co.	4,300,000	127,581
NCR Corp. (a)	1,489,300	50,562
		193,761
Electronic Equipment & Instruments – 1.0%
Arrow Electronics, Inc. (a)	1,073,500	33,279
Avnet, Inc. (a)	3,515,300	79,094
Symbol Technologies, Inc.	727,800	8,319
		120,692
Internet Software & Services – 0.1%
aQuantive, Inc. (a)	485,200	13,047
IT Services – 0.5%
Automatic Data Processing, Inc.	1,067,500	50,173
First Data Corp.	436,800	18,900
		69,073
Semiconductors & Semiconductor Equipment – 8.7%
Analog Devices, Inc.	1,357,260	51,467
Applied Materials, Inc.	5,324,700	96,430
FormFactor, Inc. (a)	555,100	15,576
Freescale Semiconductor, Inc. Class B (a)	1,160,322	29,936
Intel Corp.	17,020,100	454,096
KLA Tencor Corp.	2,958,900	151,466
Lam Research Corp. (a)	2,647,800	99,398
MKS Instruments, Inc. (a)(e)	3,588,800	67,721
National Semiconductor Corp.	3,348,000	86,646
Semtech Corp. (a)	485,300	9,662
		1,062,398
Software 1.3%
Microsoft Corp.	5,737,940	158,998

TOTAL INFORMATION TECHNOLOGY		1,695,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 3.4%
Chemicals – 2.0%
Bayer AG sponsored ADR	1,067,500	$42,433
Chemtura Corp.	840,200	10,124
FMC Corp. (a)	1,865,800	99,205
Praxair, Inc.	869,400	45,209
Sigma Aldrich Corp.	818,600	54,060
		251,031
Containers & Packaging – 0.4%
Ball Corp.	1,185,200	48,854
Metals & Mining – 1.0%
Newmont Mining Corp.	1,863,700	85,954
United States Steel Corp.	679,414	32,340
		118,294

TOTAL MATERIALS		418,179

TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	5,192,800	129,353
BellSouth Corp.	3,393,600	92,510
Verizon Communications, Inc.	4,316,970	138,057
		359,920
Wireless Telecommunication Services – 1.1%
ALLTEL Corp.	998,100	66,703
Sprint Nextel Corp.	2,663,000	66,682
		133,385

TOTAL TELECOMMUNICATION SERVICES		493,305

UTILITIES – 0.7%
Electric Utilities – 0.5%
Edison International	719,100	32,446
Exelon Corp.	613,200	31,911
		64,357

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	429,400	$26,932

TOTAL UTILITIES		91,289

TOTAL COMMON STOCKS
(Cost $10,768,947)		12,104,342

Convertible Preferred Stocks 0.0%

FINANCIALS – 0.0%
Insurance – 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	65,300	1,969
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,969)		1,969

Convertible Bonds 0.3%
	Principal
	Amount (000s)

INDUSTRIALS – 0.2%
Airlines – 0.2%
AirTran Holdings, Inc. 7% 7/1/23	$3,230	5,107
America West Holding Corp. 7.5% 1/18/09	8,830	10,375
Continental Airlines, Inc. 4.5% 2/1/07	9,710	8,536
		24,018

INFORMATION TECHNOLOGY – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
ASM International NV 4.25% 12/6/11 (f)	5,740	5,123
TOTAL CONVERTIBLE BONDS
(Cost $26,754)		29,141

Money Market Funds 3.2%
	Shares
Fidelity Cash Central Fund, 4.08% (b)	240,042,848	240,043
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	151,916,475	151,916
TOTAL MONEY MARKET FUNDS
(Cost $391,959)		391,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Cash Equivalents 0.1%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.96%,
dated 11/30/05 due 12/1/05)
(Cost $12,652)	$12,653	$ 12,652

TOTAL INVESTMENT PORTFOLIO 102.4%
(Cost $11,202,281)		12,540,063

NET OTHER ASSETS – (2.4)%		(292,278)

NET ASSETS 100%		$ 12,247,785

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Includes investment made with cash
collateral received from securities on
loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $5,123,000 or
0.0% of net assets.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in Thousands)
Fidelity Cash Central Fund	$6,225
Fidelity Securities Lending Cash Central Fund	1,095
Total	$7,320

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in Thousands)	period
Eastman Chemical Co.	$214,524	$58,555	$ 267,362	$5,110	$—
MKS Instruments, Inc.	4,203	72,844	14,164	—	67,721
Monaco Coach Corp.	—	26,406	—	222	25,770
Total	$218,727	$157,805	$ 281,526	$5,332	$93,491

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $147,405 and repurchase agreements of
$12,652) See accompanying schedule:
Unaffiliated issuers (cost $10,721,639)	$12,054,613
Affiliated Central Funds (cost $391,959)	391,959
Other affiliated issuers (cost $88,683)	93,491
Total Investments (cost $11,202,281)		$12,540,063
Receivable for investments sold		92,899
Receivable for fund shares sold		4,057
Dividends receivable		31,514
Interest receivable		2,571
Prepaid expenses		67
Other affiliated receivables		156
Other receivables		1,647
Total assets		12,672,974

Liabilities
Payable for investments purchased	$252,770
Payable for fund shares redeemed	13,311
Accrued management fee	4,769
Other affiliated payables	2,350
Other payables and accrued expenses	73
Collateral on securities loaned, at value	151,916
Total liabilities		425,189

Net Assets		$12,247,785
Net Assets consist of:
Paid in capital		$9,871,999
Undistributed net investment income		40,878
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		997,121
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,337,787
Net Assets, for 498,543 shares outstanding		$12,247,785
Net Asset Value, offering price and redemption price per
share ($12,247,785 ÷ 498,543 shares)		$24.57

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended November 30, 2005

Investment Income
Dividends (including $5,332 received from other
affiliated issuers)		$251,866
Interest		682
Income from affiliated Central Funds		7,320
Total income		259,868

Expenses
Management fee	$58,118
Transfer agent fees	23,184
Accounting and security lending fees	1,368
Independent trustees’ compensation	57
Appreciation in deferred trustee compensation account	30
Custodian fees and expenses	196
Registration fees	59
Audit	129
Legal	48
Interest	3
Miscellaneous	522
Total expenses before reductions	83,714
Expense reductions	(7,044)	76,670

Net investment income (loss)		183,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	963,339
Other affiliated issuers	56,421
Foreign currency transactions	(118)
Total net realized gain (loss)		1,019,642
Change in net unrealized appreciation (depreciation) on:
Investment securities	(325,047)
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation
(depreciation)		(325,042)
Net gain (loss)		694,600
Net increase (decrease) in net assets resulting from
operations		$877,798

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	November 30,	November 30,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,198	$189,984
Net realized gain (loss)	1,019,642	423,629
Change in net unrealized appreciation (depreciation) .	(325,042)	889,857
Net increase (decrease) in net assets resulting
from operations	877,798	1,503,470
Distributions to shareholders from net investment income .	(213,550)	(156,155)
Distributions to shareholders from net realized gain	(333,350)	(91,776)
Total distributions	(546,900)	(247,931)
Share transactions
Proceeds from sales of shares	910,438	1,505,888
Reinvestment of distributions	522,706	236,038
Cost of shares redeemed	(2,147,906)	(1,890,399)
Net increase (decrease) in net assets resulting from
share transactions	(714,762)	(148,473)
Total increase (decrease) in net assets	(383,864)	1,107,066

Net Assets
Beginning of period	12,631,649	11,524,583
End of period (including undistributed net investment
income of $40,878 and undistributed net investment
income of $70,477, respectively)	$12,247,785	$12,631,649

Other Information
Shares
Sold	38,615	66,415
Issued in reinvestment of distributions	22,238	10,382
Redeemed	(90,786)	(83,726)
Net increase (decrease)	(29,933)	(6,929)

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights
Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 23.90	$ 21.52	$ 18.72	$ 21.21	$ 27.49
Income from Investment
Operations
Net investment income (loss)B	35	.35C	.25	.24E	.34
Net realized and unrealized
gain (loss)	1.36	2.49	2.78	(1.65)E	(1.15)
Total from investment operations	1.71	2.84	3.03	(1.41)	(.81)
Distributions from net investment
income	(.41)	(.29)	(.23)	(.23)	(.39)
Distributions from net realized
gain	(.63)	(.17)	—	(.85)	(5.08)
Total distributions	(1.04)	(.46)	(.23)	(1.08)	(5.47)
Net asset value, end of period	$ 24.57	$ 23.90	$ 21.52	$ 18.72	$ 21.21
Total ReturnA	7.41%	13.32%	16.40%	(7.08)%	(4.33)%
Ratios to Average Net AssetsD
Expenses before reductions	68%	.68%	.70%	.70%	.67%
Expenses net of fee waivers, if
any	68%	.68%	.70%	.70%	.67%
Expenses net of all reductions	62%	.64%	.64%	.63%	.62%
Net investment income (loss)	1.49%	1.56%	1.31%	1.26%E	1.49%
Supplemental Data
Net assets, end of period (in
millions)	$12,248	$12,632	$11,525	$10,156	$12,029
Portfolio turnover rate	143%	123%	131%	135%	136%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividends which amounted to $.06 per share.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
E Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended November 30, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

23 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

24

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$1,501,471
Unrealized depreciation	(200,765)
Net unrealized appreciation (depreciation)	1,300,706
Undistributed ordinary income	84,764
Undistributed long term capital gain	904,034

Cost for federal income tax purposes	$11,239,357

The tax character of distributions paid was as follows:

	November 30, 2005	November 30, 2004
Ordinary Income	$234,787	$247,931
Long term Capital Gains	312,113	—
Total	$546,900	$247,931

25 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $17,431,614 and $18,452,382, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Annual Report

26

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $286 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

		Weighted
	Average Daily	Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$13,814	3.49%	$3

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

27 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,095.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,819 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $223, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity Income II Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity Income II Fund (a fund of Fidelity Financial Trust) at November 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity Equity Income II Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 9, 2006

29 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

30

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Equity Income II (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

31 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

32

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engi neering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business out sourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

34

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addi tion, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

35 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Equity Income II. Mr. Churchill also serves as Vice Pres ident of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Stephen M. Dufour (39)

Year of Election or Appointment: 2000

Vice President of Equity Income II. Mr. Dufour is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. DuFour managed a variety of Fidelity funds. Mr. Dufour also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Equity Income II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

36

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Equity Income II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Sec retary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Equity Income II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Equity Income II. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Equity Income II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Execu tive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Equity Income II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Equity Income II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Equity Income II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Equity Income II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Equity Income II. Mr. Byrnes also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1990

Assistant Treasurer of Equity Income II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

38

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Equity Income II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Equity Income II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Equity Income II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Equity Income II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

39 Annual Report

Distributions

The Board of Trustees of Equity-Income II Fund voted to pay on January 9, 2006, to shareholders of record at the opening of business on January 6, 2006, a distribution of $.19 per share derived from capital gains realized from sales of portfolio securities.

The Board of Trustees of Equity-Income II Fund voted to pay on December 19, 2005, to shareholders of record at the opening of business on December 16, 2005, a distribu tion of $1.72 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.09 per share from net investment income.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended November 30, 2005, $904,038,000 or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended November 30, 2004 $312,109,000, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 0.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed in December, January, April, July and October, during the fiscal year as qualifying for the dividends received de duction for corporate shareholders.

The fund designates 100% of the dividends distributed in December, January, April, July and October, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

40

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes
Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000
Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

	# of	% of
	Votes	Votes

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

41 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

Annual Report

42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Income II Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

Annual Report

44

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the second quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s

Annual Report

46

management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

Annual Report

48

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Annual Report

50

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

51 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 52

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Annual Report

53

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 54

55 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

EII-UANN-0106 1.786707.102

Fidelity® Independence Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Report of Independent	28
Registered Public
Accounting Firm
Trustees and Officers	29
Distributions	39
Proxy Voting Results	40
Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity Independence Fund	12.61%	0.26%	9.46%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Independence Fund on November 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500 Index performed over the same period.

5 Annual Report 5

Management’s Discussion of Fund Performance

Comments from Jason Weiner, Portfolio Manager of Fidelity® Independence Fund

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devastated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since 2001.

The fund returned 12.61% during the past year, handily beating the S&P 500 and the 7.90% return of the LipperSM Capital Appreciation Funds Average. Stock selection in the industri als sector was especially strong versus the index, particularly in the capital goods group. My picks also helped in information technology, materials and energy. Internet search engine Google — the fund’s second largest holding at period end — topped the list of contributors by a wide margin both in absolute terms and versus the index, as the company continued to take market share and deliver better than expected earnings growth. Mining equipment provider Joy Global also outperformed, as high prices for raw materials such as copper and coal resulted in greater demand for Joy’s products. In the energy sector, refiner Valero Energy did well, as refining capacity — already tight to begin with — was further limited by hurricane damage. The primary disappointment was stock picking in health care. For example, Ireland based pharmaceutical stock Elan — along with partner Biogen Idec, also a detractor — was buffeted by the companies’ decision to withdraw their multiple sclerosis medication, Tysabri, from the market due to concerns about the drug’s safety. However, the fund’s largest overall detractor was Canada based Research In Motion (RIM) — maker of the BlackBerry handheld messaging device — which was hurt by concerns about increased competition and a patent dispute. I sold both Elan and Research In Motion before period end.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005
	June 1, 2005	November 30, 2005	to November 30, 2005
Actual	$1,000.00	$1,112.00	$4.18
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,021.11	$4.00

* Expenses are equal to the Fund’s annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Microsoft Corp.	4.5	5.2
Google, Inc. Class A (sub. vtg.)	4.1	3.4
American International Group, Inc.	3.2	1.3
UnitedHealth Group, Inc.	2.9	2.2
Seagate Technology	2.8	3.4
3M Co.	2.6	0.5
Halliburton Co.	2.5	0.7
Colgate Palmolive Co.	2.0	0.7
Infosys Technologies Ltd.	1.9	2.6
BJ Services Co.	1.7	1.0
	28.2
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	23.9	27.8
Industrials	13.7	20.1
Financials	13.4	6.6
Health Care	11.9	9.6
Energy	11.3	5.1

Annual Report 8

Investments November 30, 2005
Showing Percentage of Net Assets

Common Stocks 96.1%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 10.7%
Diversified Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	368,000	$13,020
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	2,102,700	40,014
Universal Technical Institute, Inc. (a)	571,200	17,353
		70,387
Hotels, Restaurants & Leisure 3.7%
Carnival Corp. unit	1,340,110	73,023
Domino’s Pizza, Inc.	606,700	15,168
Kerzner International Ltd. (a)	511,766	33,270
Las Vegas Sands Corp.	864,200	36,046
Ruth’s Chris Steak House, Inc.	951,512	16,823
		174,330
Household Durables – 0.4%
Garmin Ltd. (d)	312,900	17,241
Interface, Inc. Class A (a)	56,570	471
		17,712
Internet & Catalog Retail 1.3%
Coldwater Creek, Inc. (a)	451,800	14,187
eBay, Inc. (a)	999,400	44,783
		58,970
Media – 1.2%
McGraw Hill Companies, Inc.	1,031,400	54,716
Multiline Retail – 0.9%
Target Corp.	742,900	39,753
Specialty Retail – 1.7%
bebe Stores, Inc.	1,429,870	23,121
Circuit City Stores, Inc.	1,711,300	35,818
Guitar Center, Inc. (a)	427,599	22,552
		81,491

TOTAL CONSUMER DISCRETIONARY		497,359

CONSUMER STAPLES 3.9%
Food & Staples Retailing – 0.7%
Walgreen Co.	702,700	32,099
Household Products – 2.0%
Colgate-Palmolive Co.	1,696,700	92,504

See accompanying notes which are an integral part of the financial statements.

9		Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products 1.2%
Avon Products, Inc.	1,857,800	$50,811
Herbalife Ltd.	159,252	4,610
		55,421

TOTAL CONSUMER STAPLES		180,024

ENERGY 11.3%
Energy Equipment & Services – 6.8%
BJ Services Co.	2,225,422	81,562
Halliburton Co.	1,815,400	115,550
Nabors Industries Ltd. (a)	512,200	35,859
Schlumberger Ltd. (NY Shares)	597,000	57,151
Smith International, Inc.	684,100	25,852
		315,974
Oil, Gas & Consumable Fuels – 4.5%
Arch Coal, Inc.	464,500	35,785
Chesapeake Energy Corp.	954,300	27,627
EnCana Corp.	1,172,500	52,039
Ultra Petroleum Corp. (a)	675,500	36,328
Valero Energy Corp.	582,800	56,065
		207,844

TOTAL ENERGY		523,818

FINANCIALS – 13.4%
Capital Markets 0.8%
E*TRADE Financial Corp. (a)	1,436,600	28,042
Merrill Lynch & Co., Inc.	135,500	9,000
		37,042
Commercial Banks – 1.7%
Canadian Western Bank, Edmonton	587,800	17,355
East West Bancorp, Inc.	599,982	22,703
PrivateBancorp, Inc.	771,900	28,475
Wells Fargo & Co.	151,700	9,534
		78,067
Consumer Finance – 1.3%
American Express Co.	1,224,400	62,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Diversified Financial Services – 0.6%
CapitalSource, Inc. (a)(d)	1,099,800	$26,285
Insurance – 8.6%
AFLAC, Inc.	129,400	6,211
AMBAC Financial Group, Inc.	422,500	32,402
American International Group, Inc.	2,208,200	148,259
Aon Corp.	1,702,100	61,973
Aspen Insurance Holdings Ltd.	329,000	8,235
Axis Capital Holdings Ltd.	639,900	19,376
Everest Re Group Ltd.	46,000	4,836
Navigators Group, Inc. (a)	113,200	4,574
PartnerRe Ltd.	509,400	34,782
Platinum Underwriters Holdings Ltd.	296,500	9,031
Prudential Financial, Inc.	603,800	46,734
White Mountains Insurance Group Ltd.	4,600	2,799
XL Capital Ltd. Class A	334,600	22,211
		401,423
Real Estate 0.4%
Equity Residential (SBI)	466,600	19,019

TOTAL FINANCIALS		624,795

HEALTH CARE – 11.9%
Biotechnology – 2.0%
Biogen Idec, Inc. (a)	1,016,168	43,502
Invitrogen Corp. (a)	460,800	30,712
ViroPharma, Inc. (a)(d)	1,097,800	19,179
		93,393
Health Care Equipment & Supplies – 4.0%
Alcon, Inc.	154,200	21,619
Bausch & Lomb, Inc.	56,600	4,599
Baxter International, Inc.	1,039,200	40,414
Becton, Dickinson & Co.	344,400	20,054
DENTSPLY International, Inc.	418,800	23,298
Kinetic Concepts, Inc. (a)	463,800	18,065
Mentor Corp.	87,700	4,274
Nobel Biocare Holding AG (Switzerland)	57,790	13,164
ResMed, Inc. (a)	229,100	9,347

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Respironics, Inc. (a)	615,200	$23,796
Sybron Dental Specialties, Inc. (a)	106,500	4,658
		183,288
Health Care Providers & Services – 4.2%
Brookdale Senior Living, Inc.	45,700	1,216
Covance, Inc. (a)	96,200	4,573
Emdeon Corp. (a)	345,100	2,640
Henry Schein, Inc. (a)	1,290,100	55,023
UnitedHealth Group, Inc.	2,232,900	133,661
		197,113
Pharmaceuticals – 1.7%
Allergan, Inc.	54,500	5,450
Johnson & Johnson	498,100	30,758
Novartis AG sponsored ADR	341,200	17,879
Wyeth	592,060	24,606
		78,693

TOTAL HEALTH CARE		552,487

INDUSTRIALS – 13.7%
Aerospace & Defense – 0.8%
Precision Castparts Corp.	286,700	14,619
Rockwell Collins, Inc.	501,000	22,896
		37,515
Air Freight & Logistics – 0.8%
Forward Air Corp.	509,955	19,608
UTI Worldwide, Inc.	184,125	17,914
		37,522
Airlines – 1.2%
Ryanair Holdings PLC sponsored ADR (a)(d)	872,000	43,443
US Airways Group, Inc. (a)	378,500	12,714
		56,157
Commercial Services & Supplies – 1.3%
Monster Worldwide, Inc. (a)	705,681	27,451
Navigant Consulting, Inc. (a)	1,368,400	27,929
Ritchie Brothers Auctioneers, Inc.	69,400	2,710
		58,090

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Construction & Engineering – 1.8%
Fluor Corp.	588,400	$43,600
Jacobs Engineering Group, Inc. (a)	642,400	41,737
		85,337
Industrial Conglomerates – 4.4%
3M Co.	1,525,600	119,729
General Electric Co.	1,829,300	65,343
Tyco International Ltd.	648,100	18,484
		203,556
Machinery – 2.1%
Bucyrus International, Inc. Class A	233,580	10,955
Danaher Corp.	478,672	26,566
Joy Global, Inc.	857,042	45,329
Wabtec Corp.	625,500	16,157
		99,007
Trading Companies & Distributors – 1.3%
Fastenal Co.	528,800	20,993
MSC Industrial Direct Co., Inc. Class A	330,600	12,923
WESCO International, Inc. (a)	604,600	25,242
		59,158

TOTAL INDUSTRIALS		636,342

INFORMATION TECHNOLOGY – 23.9%
Communications Equipment – 2.5%
Comverse Technology, Inc. (a)	1,119,620	29,345
Motorola, Inc.	1,511,500	36,412
Nokia Corp. sponsored ADR	257,900	4,405
QUALCOMM, Inc.	987,200	44,888
		115,050
Computers & Peripherals – 3.3%
Seagate Technology	6,819,600	129,027
UNOVA, Inc. (a)	915,783	25,761
		154,788
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	1,134,200	40,446

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 4.6%
Google, Inc. Class A (sub. vtg.) (a)	467,400	$189,292
Yahoo!, Inc. (a)	590,140	23,741
		213,033
IT Services – 3.6%
Automatic Data Processing, Inc.	565,400	26,574
Infosys Technologies Ltd.	1,522,444	89,059
Paychex, Inc.	395,100	16,756
Satyam Computer Services Ltd.	2,489,272	35,446
		167,835
Semiconductors & Semiconductor Equipment – 2.6%
Maxim Integrated Products, Inc.	685,600	25,059
MEMC Electronic Materials, Inc. (a)	2,619,800	58,631
Microchip Technology, Inc.	336,300	11,219
SiRF Technology Holdings, Inc. (a)	777,729	21,559
Supertex, Inc. (a)	131,300	5,546
		122,014
Software 6.5%
Blackbaud, Inc.	136,400	2,312
Kronos, Inc. (a)	771,100	36,496
Microsoft Corp.	7,588,700	210,282
NAVTEQ Corp. (a)	737,100	30,958
Ulticom, Inc. (a)	587,594	6,769
Verint Systems, Inc. (a)	378,957	14,260
		301,077

TOTAL INFORMATION TECHNOLOGY		1,114,243

MATERIALS 5.3%
Chemicals – 1.7%
Chemtura Corp.	1,328,500	16,008
Monsanto Co.	427,900	31,352
Praxair, Inc.	653,100	33,961
		81,321
Construction Materials 0.8%
Florida Rock Industries, Inc.	432,650	21,576
Vulcan Materials Co.	203,000	13,540
		35,116

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – 2.8%
Allegheny Technologies, Inc.	711,300	$23,459
BHP Billiton Ltd. sponsored ADR	1,756,200	56,497
Carpenter Technology Corp.	597,800	39,186
Compass Minerals International, Inc.	555,000	13,364
		132,506

TOTAL MATERIALS		248,943

TELECOMMUNICATION SERVICES – 2.0%
Wireless Telecommunication Services – 2.0%
America Movil SA de CV Series L sponsored ADR	1,495,400	42,948
American Tower Corp. Class A (a)	398,300	10,870
Sprint Nextel Corp.	1,647,000	41,241
		95,059

TOTAL COMMON STOCKS
(Cost $3,877,905)		4,473,070

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	41,400	0
Procket Networks, Inc. Series C (a)(e)	1,721,344	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,621)		0

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Money Market Funds 5.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 4.08% (b)	169,631,079	$169,631
Fidelity Securities Lending Cash Central Fund,
4.09% (b)(c)	66,585,815	66,586
TOTAL MONEY MARKET FUNDS
(Cost $236,217)		236,217
TOTAL INVESTMENT PORTFOLIO 101.2%
(Cost $4,131,743)		4,709,287

NET OTHER ASSETS – (1.2)%		(55,514)
NET ASSETS 100%		$4,653,773

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$714
Procket Networks,
Inc. Series C	2/9/01	$17,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
(Amounts in thousands)
Fidelity Cash Central Fund	$4,563
Fidelity Securities Lending Cash Central Fund	508
Total	$5,071

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Animas Corp.	$—	$22,095	$19,831	$—	$—
Total s	$—	$22,095	$19,831	$—	$—

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	81.7%
Cayman Islands	3.3%
India	2.7%
Canada	2.4%
Bermuda	1.7%
Panama	1.6%
Netherlands Antilles	1.2%
Australia	1.2%
Switzerland	1.2%
Others (individually less than 1%) .	3.0%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $1,167,962,000 of which $622,674,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $64,750) See accompanying schedule:
Unaffiliated issuers (cost $3,895,526)	$4,473,070
Affiliated Central Funds (cost $236,217)	236,217
Total Investments (cost $4,131,743)		$4,709,287
Receivable for investments sold		19,833
Receivable for fund shares sold		747
Dividends receivable		7,466
Interest receivable		513
Prepaid expenses		24
Other affiliated receivables		54
Other receivables		319
Total assets		4,738,243

Liabilities
Payable for investments purchased	$9,839
Payable for fund shares redeemed	4,202
Accrued management fee	2,410
Other affiliated payables	875
Other payables and accrued expenses	558
Collateral on securities loaned, at value	66,586
Total liabilities		84,470

Net Assets		$4,653,773
Net Assets consist of:
Paid in capital		$5,237,743
Undistributed net investment income		9,142
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,170,208)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		577,096
Net Assets, for 239,103 shares outstanding		$4,653,773
Net Asset Value, offering price and redemption price per
share ($4,653,773 ÷ 239,103 shares)		$19.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
Amounts in thousands	Year ended November 30, 2005

Investment Income
Dividends		$38,019
Interest		54
Income from affiliated Central Funds		5,071
Total income		43,144

Expenses
Management fee
Basic fee	$25,654
Performance adjustment	(1,037)
Transfer agent fees	8,051
Accounting and security lending fees	1,036
Independent trustees’ compensation	21
Appreciation in deferred trustee compensation account	16
Custodian fees and expenses	405
Registration fees	37
Audit	85
Legal	21
Interest	3
Miscellaneous	176
Total expenses before reductions	34,468
Expense reductions	(2,214)	32,254

Net investment income (loss)		10,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	396,106
Other affiliated issuers	(2,264)
Foreign currency transactions	628
Total net realized gain (loss)		394,470
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred for-
eign taxes of $4,398)	132,116
Assets and liabilities in foreign currencies	(620)
Total change in net unrealized appreciation
(depreciation)		131,496
Net gain (loss)		525,966
Net increase (decrease) in net assets resulting from
operations		$536,856

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		November 30,	November 30,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$10,890	$29,979
Net realized gain (loss)		394,470	441,603
Change in net unrealized appreciation (depreciation) .		131,496	96,185
Net increase (decrease) in net assets resulting
from operations		536,856	567,767
Distributions to shareholders from net investment income	.	(28,963)	(29,382)
Share transactions
Proceeds from sales of shares		226,102	263,419
Reinvestment of distributions		28,765	29,180
Cost of shares redeemed		(693,020)	(838,093)
Net increase (decrease) in net assets resulting from
share transactions		(438,153)	(545,494)
Total increase (decrease) in net assets		69,740	(7,109)

Net Assets
Beginning of period		4,584,033	4,591,142
End of period (including undistributed net investment
income of $9,142 and undistributed net investment
income of $26,733, respectively)		$4,653,773	$4,584,033

Other Information
Shares
Sold		12,714	16,581
Issued in reinvestment of distributions		1,645	1,867
Redeemed		(38,879)	(51,974)
Net increase (decrease)		(24,520)	(33,526)

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended November 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$17.39	$15.45	$13.83	$15.84	$24.46
Income from Investment
Operations
Net investment income (loss)B	04	.11C,E	.14	.21	.17
Net realized and unrealized
gain (loss)	2.14	1.93	1.69	(2.02)	(4.60)
Total from investment operations	2.18	2.04	1.83	(1.81)	(4.43)
Distributions from net investment
income	(.11)	(.10)	(.21)	(.20)	(.08)
Distributions from net realized
gain	—	—	—	—	(4.11)
Total distributions	(.11)	(.10)	(.21)	(.20)	(4.19)
Net asset value, end of period	$19.46	$17.39	$15.45	$13.83	$15.84
Total ReturnA	12.61%	13.28%	13.47%	(11.57)%	(22.86)%
Ratios to Average Net AssetsD
Expenses before reductions	77%	.76%	.62%	1.07%	.97%
Expenses net of fee waivers, if
any	77%	.76%	.62%	1.07%	.97%
Expenses net of all reductions	72%	.71%	.55%	.97%	.92%
Net investment income (loss)	24%	.66%E	1.00%	1.41%	.95%
Supplemental Data
Net assets, end of period
(in millions)	$4,654	$4,584	$4,591	$4,443	$5,483
Portfolio turnover rate	119%	119%	166%	191%	187%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.07 per share.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
E As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Notes to Financial Statements

For the period ended November 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affili ated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result,

23 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market dis count, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$681,428
Unrealized depreciation	(106,579)
Net unrealized appreciation (depreciation)	574,849
Undistributed ordinary income	9,279
Capital loss carryforward	(1,167,962)

Cost for federal income tax purposes	$4,134,438

The tax character of distributions paid was as follows:

	November 30, 2005	November 30, 2004
Ordinary Income	$28,963	$29,382

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to

Annual Report 24

2. Operating Policies continued

Repurchase Agreements continued

the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $5,142,688 and $5,508,160, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .55% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

25 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $196 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
Borrower	Average Daily	Weighted Average	(included in	Interest
or Lender	Loan Balance	Interest Rate	interest income)	Expense
Borrower $	6,782	3.56%	—	$3

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Annual Report

26

6. Security Lending continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $508.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,640. The weighted average interest rate was 4.06% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,155 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $3 and $56, respectively.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Independence Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Independence Fund (a fund of Fidelity Financial Trust) at November 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Independence Fund’s management; our responsibility is to express an opinion on these financial state ments based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reason able basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 9, 2006

Annual Report

28

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Independence. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and man agement positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Annual Report

30

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

32

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Annual Report

34

Name, Age; Principal Occupation Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Independence. Mr. Churchill also serves as Vice Presi dent of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Jason Weiner (36)

Year of Election or Appointment: 2003

Vice President of Independence. Mr. Weiner is also Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Weiner managed a variety of Fidelity funds.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Independence. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Independence. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Sec retary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Inde pendence. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Independence. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Independence. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Execu tive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Independence. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Independence. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Independence. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Tem pleton Services, LLC (2000 2004).

Annual Report

36

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Independence. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Independence. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Independence. Mr. Costello also serves as Assis tant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Independence. Mr. Lydecker also serves as Assis tant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Independence. Mr. Osterheld also serves as Assis tant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Independence. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Independence. Mr. Schiavone also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schia vone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

38

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December and January, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

39 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

Annual Report 40

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

42

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

44

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s five year cumulative total return was lower than its benchmark.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Annual Report

46

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Annual Report

48

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

49 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 50

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

51 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 52

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Annual Report

53

Annual Report

54

55 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FRE-UANN-0106
1.786709.102

Fidelity® Strategic Dividend & Income® Fund

Annual Report November 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of the fund’s investments.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	31	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	41	Notes to the financial statements.
Report of Independent	50
Registered Public
Accounting Firm
Trustees and Officers	51
Distributions	61
Proxy Voting Results	62
Board Approval of	64
Investment Advisory
Contracts and
Management Fees

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Strategic Dividend & Income’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Life of
	year	fundA
Strategic Dividend & Income	12.08%	12.60%
A From December 23, 2003.
$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Strategic Dividend & Income on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Christopher Sharpe and Derek Young, who became Lead Co Managers of Fidelity® Strategic Dividend & Income® Fund on July 29, 2005

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devastated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since early 2000.

Strategic Dividend & Income was up 12.08% for the 12 months ending November 30, 2005, handily outdistancing both the Fidelity Strategic Dividend & Income Composite Index, which rose 8.52%, and the LipperSM Equity Income Objective Funds Average, which returned 8.23% . The fund’s overall asset allocation strategy was to overweight riskier assets such as equities and the more volatile segments of the fund’s other investment catego ries and underweight fixed income like instruments relative to the composite index. All four of the fund’s subportfolios turned in strong performance for the year, beating their respective benchmarks. The fund’s overweighting in common stocks included a selected group of large cap value names that did particularly well and drove a big portion of the fund’s performance. The strong performance of the common stock portfolio was partially offset by the underweighting of real estate investment trusts (REITs), which, given their particularly good returns, caused the fund to miss some of the robust gains of that asset class. Security selection in energy was a consistent theme almost across the board, driving strong performance in the preferred stock and convertibles subportfolios, as well as in common stocks. Solid stock picking also led to outsized returns in the REIT subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class A
Actual	$1,000.00	$1,084.90	$6.01
HypotheticalA	$1,000.00	$1,019.30	$5.82
Class T
Actual	$1,000.00	$1,084.80	$7.11
HypotheticalA	$1,000.00	$1,018.25	$6.88
Class B
Actual	$1,000.00	$1,080.90	$10.17
HypotheticalA	$1,000.00	$1,015.29	$9.85

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class C
Actual	$1,000.00	$1,082.10	$9.81
HypotheticalA	$1,000.00	$1,015.64	$9.50
Strategic Dividend & Income
Actual	$1,000.00	$1,087.90	$4.19
HypotheticalA	$1,000.00	$1,021.06	$4.05
Institutional Class
Actual	$1,000.00	$1,086.90	$4.29
HypotheticalA	$1,000.00	$1,020.96	$4.15

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.95%
Class C	1.88%
Strategic Dividend & Income	80%
Institutional Class	82%

Annual Report

8

Investment Changes

Top Ten Investments as of November 30, 2005
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	2.5	1.7
Honeywell International, Inc.	2.0	1.6
General Electric Co.	1.8	3.6
Exxon Mobil Corp.	1.7	2.0
El Paso Corp. 4.99%	1.1	1.2
Bank of America Corp.	1.0	1.4
Valero Energy Corp. 2.00%	0.9	0.8
Halliburton Co.	0.9	0.6
JPMorgan Chase & Co.	0.9	0.2
Baxter International, Inc.	0.9	1.0
	13.7
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	32.8	31.5
Energy	11.9	9.9
Industrials	9.7	11.0
Health Care	9.6	10.0
Information Technology	9.5	10.3

9 Annual Report

Investments November 30, 2005
Showing Percentage of Net Assets

Corporate Bonds 12.7%
		Principal	Value
		Amount	(Note 1)
Convertible Bonds – 12.7%

CONSUMER DISCRETIONARY – 2.7%
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 1.132% 4/29/33 (e)		$ 6,820,000	$5,565,802
Kerzner International Ltd. 2.375% 4/15/24		4,660,000	5,700,112
Six Flags, Inc. 4.5% 5/15/15		3,300,000	4,228,290
			15,494,204
Media – 1.2%
Charter Communications, Inc.:
5.875% 11/16/09 (g)		700,000	526,750
5.875% 11/16/09		10,160,000	7,645,400
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000	510,765
XM Satellite Radio, Inc. 1.75% 12/1/09 (g)		3,300,000	2,876,280
			11,559,195

TOTAL CONSUMER DISCRETIONARY			27,053,399

ENERGY 1.2%
Energy Equipment & Services – 0.8%
Halliburton Co. 3.125% 7/15/23		4,260,000	7,414,232
Oil, Gas & Consumable Fuels – 0.4%
McMoRan Exploration Co. 6% 7/2/08		3,000,000	4,102,500

TOTAL ENERGY			11,516,732

FINANCIALS – 0.6%
Consumer Finance – 0.6%
American Express Co.:
1.85% 12/1/33 (e)(g)		1,800,000	1,914,840
1.85% 12/1/33 (e)		3,850,000	4,095,630
			6,010,470

HEALTH CARE – 2.9%
Biotechnology – 1.0%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000	4,385,650
Protein Design Labs, Inc. 2% 2/15/12 (g)		1,540,000	2,002,955
Serologicals Corp.:
4.75% 8/15/33 (g)		770,000	1,137,752
4.75% 8/15/33		1,500,000	2,216,400
			9,742,757

See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

HEALTH CARE – continued
Health Care Equipment & Supplies – 1.9%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (h)	$3,640,000	$5,557,843
Cytyc Corp. 2.25% 3/15/24	2,900,000	3,128,520
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	995,000	1,437,705
2.5% 10/1/23	2,400,000	3,467,832
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,495,892
		19,087,792

TOTAL HEALTH CARE		28,830,549

INDUSTRIALS – 1.6%
Airlines – 0.6%
America West Holding Corp. 7.5% 1/18/09	600,000	705,000
Continental Airlines, Inc. 4.5% 2/1/07	5,170,000	4,544,999
US Airways Group, Inc. 7% 9/30/20 (g)	650,000	1,012,830
		6,262,829
Industrial Conglomerates – 0.4%
Tyco International Group SA yankee 3.125% 1/15/23 .	3,010,000	4,056,276
Marine – 0.6%
OMI Corp. 2.875% 12/1/24	6,300,000	5,922,000

TOTAL INDUSTRIALS		16,241,105

INFORMATION TECHNOLOGY – 3.5%
Communications Equipment – 0.6%
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,960,000
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,701,649
		5,661,649
Computers & Peripherals – 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,487,501
Electronic Equipment & Instruments – 1.1%
Flextronics International Ltd. 1% 8/1/10	6,420,000	5,802,396
Vishay Intertechnology, Inc. 3.625% 8/1/23	5,560,000	5,299,236
		11,101,632
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	3,861,000

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
IT Services – 0.6%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	$1,240,000	$ 1,640,024
4.125% 8/15/23	3,470,000	4,589,422
		6,229,446
Semiconductors & Semiconductor Equipment – 0.6%
EMCORE Corp. 5% 5/15/11	1,000,000	960,000
ON Semiconductor Corp. 0% 4/15/24	6,500,000	5,248,750
		6,208,750

TOTAL INFORMATION TECHNOLOGY		34,549,978

UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. 2.5% 6/15/21 (d)	1,690,000	1,774,500

TOTAL CONVERTIBLE BONDS		125,976,733
Nonconvertible Bonds – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Stanley-Martin Communities LLC 9.75% 8/15/15 (g)	90,000	82,800
TOTAL CORPORATE BONDS
(Cost $121,939,884)		126,059,533

Common Stocks 69.5%
	Shares

CONSUMER DISCRETIONARY – 6.1%
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)	24,500	1,744,400
Coinmach Service Corp. unit	156,800	2,359,840
Service Corp. International (SCI)	128,000	1,050,880
		5,155,120
Hotels, Restaurants & Leisure 1.1%
Centerplate, Inc. unit	318,800	4,023,256
Hilton Hotels Corp.	60,000	1,315,200
McDonald’s Corp.	71,800	2,430,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Red Robin Gourmet Burgers, Inc. (a)	15,000	$823,500
Starwood Hotels & Resorts Worldwide, Inc. unit	38,100	2,305,050
		10,897,436
Household Durables – 0.4%
D.R. Horton, Inc.	32,000	1,134,080
KB Home	7,000	488,390
LG Electronics, Inc.	4,250	321,976
Sony Corp. sponsored ADR	47,000	1,739,470
		3,683,916
Internet & Catalog Retail 0.6%
Coldwater Creek, Inc. (a)	40,000	1,256,000
eBay, Inc. (a)	89,000	3,988,090
Expedia, Inc. (a)	13,750	340,863
IAC/InterActiveCorp (a)	17,750	490,078
		6,075,031
Leisure Equipment & Products – 0.7%
Eastman Kodak Co.	256,500	6,148,305
Leapfrog Enterprises, Inc. Class A (a)(f)	75,000	978,000
		7,126,305
Media – 1.9%
Clear Channel Communications, Inc.	41,600	1,354,496
Clear Channel Outdoor Holding, Inc. Class A	40,000	812,000
Lamar Advertising Co. Class A (a)	71,100	3,295,485
News Corp. Class A	22,400	331,744
The Reader’s Digest Association, Inc. (non-vtg.)	30,000	465,900
Time Warner, Inc.	210,900	3,791,982
Univision Communications, Inc. Class A (a)	164,500	4,972,835
Viacom, Inc. Class B (non-vtg.)	23,130	772,542
Walt Disney Co.	113,700	2,834,541
		18,631,525
Multiline Retail – 0.1%
Federated Department Stores, Inc.	22,000	1,417,460
Specialty Retail – 0.8%
Gymboree Corp. (a)	25,000	564,000
Home Depot, Inc.	103,100	4,307,518
Maidenform Brands, Inc.	3,500	45,010
OfficeMax, Inc.	35,000	1,021,300

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Staples, Inc.	47,200	$ 1,090,320
Urban Outfitters, Inc. (a)	25,000	771,500
		7,799,648
Textiles, Apparel & Luxury Goods – 0.0%
Under Armour, Inc. Class A	800	18,104

TOTAL CONSUMER DISCRETIONARY		60,804,545

CONSUMER STAPLES 3.3%
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	40,800	784,176
Diageo PLC sponsored ADR	13,000	755,950
PepsiCo, Inc.	13,500	799,200
The Coca-Cola Co.	60,000	2,561,400
		4,900,726
Food & Staples Retailing – 1.0%
CVS Corp.	25,000	675,500
Kroger Co. (a)	166,000	3,230,360
Safeway, Inc.	135,600	3,152,700
Wal-Mart Stores, Inc.	46,500	2,258,040
Walgreen Co.	15,000	685,200
		10,001,800
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,282,895
Nestle SA (Reg.)	4,000	1,186,447
Tyson Foods, Inc. Class A	63,000	1,060,290
		4,529,632
Household Products – 0.6%
Colgate-Palmolive Co.	105,000	5,724,600
Personal Products 0.1%
Avon Products, Inc.	25,000	683,750
Tobacco 0.7%
Altria Group, Inc.	99,300	7,228,047

TOTAL CONSUMER STAPLES		33,068,555

ENERGY 8.0%
Energy Equipment & Services – 3.4%
BJ Services Co.	83,800	3,071,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Energy Equipment & Services – continued
FMC Technologies, Inc. (a)	34,000	$1,397,060
GlobalSantaFe Corp.	50,800	2,304,288
Halliburton Co.	144,200	9,178,330
National Oilwell Varco, Inc. (a)	95,514	5,790,059
Noble Corp.	16,500	1,189,155
Pride International, Inc. (a)	81,300	2,421,927
Schlumberger Ltd. (NY Shares)	56,500	5,408,745
Smith International, Inc.	42,000	1,587,180
Weatherford International Ltd. (a)	18,000	1,251,180
		33,599,194
Oil, Gas & Consumable Fuels – 4.6%
Amerada Hess Corp.	16,000	1,960,320
Apache Corp.	18,400	1,201,152
Chevron Corp.	117,100	6,711,001
ConocoPhillips	32,400	1,960,524
CONSOL Energy, Inc.	9,000	582,480
Devon Energy Corp.	34,000	2,046,800
El Paso Corp.	102,000	1,120,980
Encore Acquisition Co. (a)	14,000	434,560
Exxon Mobil Corp.	291,300	16,904,139
Houston Exploration Co. (a)	18,000	983,880
Massey Energy Co.	15,000	569,250
Occidental Petroleum Corp.	22,300	1,768,390
OMI Corp.	50,000	970,000
Quicksilver Resources, Inc. (a)	101,450	3,840,897
Valero Energy Corp.	35,000	3,367,000
XTO Energy, Inc.	43,000	1,749,670
		46,171,043

TOTAL ENERGY		79,770,237

FINANCIALS – 25.5%
Capital Markets 3.0%
Bear Stearns Companies, Inc.	8,200	910,118
Charles Schwab Corp.	107,000	1,631,750
Investors Financial Services Corp.	26,000	981,500
Lehman Brothers Holdings, Inc.	14,800	1,864,800
Merrill Lynch & Co., Inc.	76,600	5,087,772
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,020,256
Morgan Stanley	75,000	4,202,250

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc.	95,000	$ 1,581,750
Nuveen Investments, Inc. Class A	20,000	829,200
State Street Corp.	69,000	3,980,610
TradeStation Group, Inc. (a)	59,500	708,645
UBS AG (NY Shares)	15,000	1,378,800
		30,177,451
Commercial Banks – 2.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (a)(f)	23,000	1,412,200
Bank of America Corp.	224,914	10,321,303
Korea Exchange Bank (a)	130,000	1,641,445
UCBH Holdings, Inc.	68,600	1,210,104
Wachovia Corp.	112,884	6,028,006
Wells Fargo & Co.	40,800	2,564,280
		23,177,338
Diversified Financial Services – 1.6%
CBOT Holdings, Inc. Class A	300	29,025
Citigroup, Inc.	145,000	7,039,750
IntercontinentalExchange, Inc.	1,400	45,220
JPMorgan Chase & Co.	231,904	8,870,328
		15,984,323
Insurance – 5.6%
ACE Ltd.	117,200	6,504,600
American International Group, Inc.	375,500	25,211,063
Aspen Insurance Holdings Ltd.	25,000	625,750
Endurance Specialty Holdings Ltd.	18,000	620,100
Hartford Financial Services Group, Inc.	72,000	6,290,640
Hilb Rogal & Hobbs Co.	43,000	1,676,140
Montpelier Re Holdings Ltd.	20,000	392,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	849,468
PartnerRe Ltd.	56,000	3,823,680
Platinum Underwriters Holdings Ltd.	26,700	813,282
Scottish Re Group Ltd.	35,000	883,050
Swiss Reinsurance Co. (Reg.)	12,000	886,185
The Chubb Corp.	7,000	677,880
The St. Paul Travelers Companies, Inc.	32,800	1,526,184
W.R. Berkley Corp.	92,400	4,307,688
XL Capital Ltd. Class A	16,000	1,062,080
		56,150,390

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate 12.1%
Apartment Investment & Management Co. Class A	30,900	$1,196,757
AvalonBay Communities, Inc.	32,660	2,986,757
Boston Properties, Inc.	68,614	5,160,459
Capital Automotive (REIT) (SBI)	21,900	845,997
CarrAmerica Realty Corp.	49,680	1,753,704
CBL & Associates Properties, Inc.	39,840	1,603,560
Cedar Shopping Centers, Inc.	28,000	385,000
CenterPoint Properties Trust (SBI)	60,130	2,747,340
Columbia Equity Trust, Inc.	58,300	844,767
Correctional Properties Trust	39,100	1,124,516
Cousins Properties, Inc.	13,800	384,192
Duke Realty Corp.	120,460	4,095,640
Equity Lifestyle Properties, Inc.	58,360	2,705,570
Equity Office Properties Trust	201,710	6,289,318
Equity Residential (SBI)	172,580	7,034,361
Federal Realty Investment Trust (SBI)	18,020	1,134,900
General Growth Properties, Inc.	162,525	7,414,391
GMH Communities Trust	63,400	955,438
Healthcare Realty Trust, Inc.	29,300	1,026,086
Host Marriott Corp.	119,300	2,135,470
Inland Real Estate Corp.	96,640	1,438,003
Innkeepers USA Trust (SBI)	7,300	127,312
Kilroy Realty Corp.	19,520	1,202,432
Kimco Realty Corp.	156,780	4,930,731
MeriStar Hospitality Corp. (a)	134,700	1,318,713
National Health Investors, Inc.	18,900	522,585
National Health Realty, Inc.	12,600	244,062
Newcastle Investment Corp.	13,400	363,542
Pan Pacific Retail Properties, Inc.	42,310	2,847,463
Pennsylvania (REIT) (SBI)	15,200	561,336
Plum Creek Timber Co., Inc.	112,680	4,390,013
Post Properties, Inc.	17,300	699,958
ProLogis Trust	185,565	8,417,228
Public Storage, Inc.	32,640	2,304,384
Rayonier, Inc.	29,820	1,185,047
Reckson Associates Realty Corp.	109,160	4,009,447
Shurgard Storage Centers, Inc. Class A	8,500	497,420
Simon Property Group, Inc.	87,210	6,742,205
SL Green Realty Corp.	42,600	3,146,010
Sovran Self Storage, Inc.	31,200	1,547,520
Tanger Factory Outlet Centers, Inc.	57,500	1,580,675

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Taubman Centers, Inc.	37,800	$ 1,323,756
The Mills Corp.	20,200	866,580
Trizec Properties, Inc.	184,050	4,137,444
Trustreet Properties, Inc.	19,600	306,544
United Dominion Realty Trust, Inc. (SBI)	258,620	5,790,502
Ventas, Inc.	110,850	3,495,101
Vornado Realty Trust	48,150	4,109,603
		119,929,839
Thrifts & Mortgage Finance – 0.9%
Doral Financial Corp.	87,000	878,700
Fannie Mae	79,400	3,815,170
Freddie Mac	26,900	1,679,905
Golden West Financial Corp., Delaware	16,800	1,088,472
Hudson City Bancorp, Inc.	39,000	464,490
Sovereign Bancorp, Inc.	40,300	880,958
W Holding Co., Inc.	24,480	201,960
		9,009,655

TOTAL FINANCIALS		254,428,996

HEALTH CARE – 6.7%
Biotechnology – 1.5%
Alkermes, Inc. (a)	9,000	163,620
Alnylam Pharmaceuticals, Inc. (a)	85,000	1,067,600
Amgen, Inc. (a)	17,000	1,375,810
Biogen Idec, Inc. (a)	30,000	1,284,300
BioMarin Pharmaceutical, Inc. (a)	95,000	925,300
Cephalon, Inc. (a)	104,000	5,288,400
Genentech, Inc. (a)	10,000	956,200
ImClone Systems, Inc. (a)	40,000	1,296,400
MedImmune, Inc. (a)	56,000	2,010,960
ONYX Pharmaceuticals, Inc. (a)	12,000	302,760
Serologicals Corp. (a)	18,000	361,440
		15,032,790
Health Care Equipment & Supplies – 2.4%
Aspect Medical Systems, Inc. (a)	15,000	565,050
Baxter International, Inc.	225,600	8,773,584
C.R. Bard, Inc.	15,000	973,050
Cooper Companies, Inc.	8,000	438,400
Dionex Corp. (a)	10,000	472,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Inverness Medical Innovations, Inc. (a)	41,200	$988,800
Medtronic, Inc.	49,100	2,728,487
PerkinElmer, Inc.	83,000	1,893,230
Syneron Medical Ltd. (a)	12,000	477,600
Thermo Electron Corp. (a)	92,400	2,850,540
Varian, Inc. (a)	15,000	629,400
Waters Corp. (a)	69,500	2,726,485
		23,516,926
Health Care Providers & Services – 0.8%
Community Health Systems, Inc. (a)	20,000	801,800
IMS Health, Inc.	30,000	733,500
McKesson Corp.	17,000	855,100
Psychiatric Solutions, Inc. (a)	21,300	1,201,746
Sierra Health Services, Inc. (a)	14,700	1,149,834
UnitedHealth Group, Inc.	38,200	2,286,652
WebMD Health Corp. Class A	18,700	495,363
		7,523,995
Pharmaceuticals – 2.0%
Allergan, Inc.	11,000	1,100,000
Merck & Co., Inc.	91,000	2,675,400
Pfizer, Inc.	303,000	6,423,600
Schering-Plough Corp.	128,600	2,484,552
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,000	2,575,440
Wyeth	121,800	5,062,008
		20,321,000

TOTAL HEALTH CARE		66,394,711

INDUSTRIALS – 7.9%
Aerospace & Defense – 2.3%
Hexcel Corp. (a)	30,000	498,900
Honeywell International, Inc.	540,300	19,742,562
Raytheon Co.	18,900	726,138
United Technologies Corp.	39,000	2,099,760
		23,067,360
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	36,000	1,337,040
Expeditors International of Washington, Inc.	11,000	781,110
		2,118,150

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	$955,364
AirTran Holdings, Inc. (a)	74,000	1,111,480
JetBlue Airways Corp. (a)	50,000	922,000
Southwest Airlines Co.	45,100	744,150
US Airways Group, Inc. (a)	12,500	419,875
		4,152,869
Building Products 0.2%
Lennox International, Inc.	37,000	1,080,770
Masco Corp.	17,100	509,067
		1,589,837
Commercial Services & Supplies – 0.2%
Robert Half International, Inc.	60,200	2,303,252
Construction & Engineering – 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	30,000	776,700
Fluor Corp.	54,100	4,008,810
Foster Wheeler Ltd. (a)	17,000	592,110
Jacobs Engineering Group, Inc. (a)	32,000	2,079,040
		7,456,660
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)	25,000	218,750
Rockwell Automation, Inc.	30,000	1,692,900
		1,911,650
Industrial Conglomerates – 2.6%
3M Co.	9,500	745,560
General Electric Co.	514,200	18,367,224
Smiths Group PLC	81,000	1,364,551
Tyco International Ltd.	190,800	5,441,616
		25,918,951
Machinery – 0.3%
Deere & Co.	22,000	1,525,700
ITT Industries, Inc.	7,000	761,320
Watts Water Technologies, Inc. Class A	17,000	491,130
		2,778,150
Road & Rail 0.4%
Norfolk Southern Corp.	89,700	3,968,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.3%
Watsco, Inc.	22,000	$ 1,380,500
WESCO International, Inc. (a)	37,000	1,544,750
		2,925,250

TOTAL INDUSTRIALS		78,190,457

INFORMATION TECHNOLOGY – 6.0%
Communications Equipment – 0.7%
Comverse Technology, Inc. (a)	76,000	1,991,960
Dycom Industries, Inc. (a)	55,000	1,123,650
Extreme Networks, Inc. (a)	75,000	369,000
MasTec, Inc. (a)	40,000	394,800
Motorola, Inc.	26,000	626,340
Nokia Corp. sponsored ADR	134,000	2,288,720
		6,794,470
Computers & Peripherals – 1.0%
EMC Corp. (a)	30,000	417,900
Hewlett-Packard Co.	286,900	8,512,323
Lexmark International, Inc. Class A (a)	9,000	428,580
Seagate Technology	65,000	1,229,800
		10,588,603
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	135,100	4,817,666
Amphenol Corp. Class A	14,000	584,780
Avnet, Inc. (a)	5,000	112,500
Jabil Circuit, Inc. (a)	28,000	927,360
Symbol Technologies, Inc.	132,200	1,511,046
Trimble Navigation Ltd. (a)	35,000	1,140,300
Vishay Intertechnology, Inc. (a)	117,000	1,501,110
		10,594,762
Internet Software & Services – 0.6%
Digital River, Inc. (a)	13,000	336,960
Google, Inc. Class A (sub. vtg.) (a)	9,100	3,685,409
Yahoo!, Inc. (a)	48,000	1,931,040
		5,953,409
IT Services – 0.5%
Anteon International Corp. (a)	29,500	1,264,665

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Ceridian Corp. (a)	67,000	$ 1,608,000
First Data Corp.	45,000	1,947,150
		4,819,815
Office Electronics – 0.1%
Xerox Corp. (a)	92,000	1,306,400
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp. (a)	30,000	547,800
Analog Devices, Inc.	32,000	1,213,440
Cabot Microelectronics Corp. (a)(f)	18,400	569,112
Freescale Semiconductor, Inc. Class A (a)	53,500	1,377,625
Intel Corp.	110,000	2,934,800
Maxim Integrated Products, Inc.	36,000	1,315,800
Micron Technology, Inc. (a)	64,000	912,640
PMC-Sierra, Inc. (a)	47,000	369,890
Saifun Semiconductors Ltd.	1,100	31,790
Samsung Electronics Co. Ltd.	1,480	853,050
		10,125,947
Software 1.0%
BEA Systems, Inc. (a)	105,900	928,743
Cognos, Inc. (a)	11,000	367,783
Macrovision Corp. (a)	7,000	108,780
Microsoft Corp.	175,900	4,874,189
NAVTEQ Corp. (a)	35,000	1,470,000
Symantec Corp. (a)	105,000	1,855,350
Ulticom, Inc. (a)	40,000	460,800
		10,065,645

TOTAL INFORMATION TECHNOLOGY		60,249,051

MATERIALS 3.2%
Chemicals – 1.9%
Chemtura Corp.	30,000	361,500
E.I. du Pont de Nemours & Co.	157,600	6,737,400
Ecolab, Inc.	35,100	1,167,777
Georgia Gulf Corp.	28,000	780,080
Lyondell Chemical Co.	113,733	2,892,230
Monsanto Co.	7,000	512,890
Mosaic Co. (a)	38,000	514,520
NOVA Chemicals Corp.	47,000	1,772,901
Praxair, Inc.	40,000	2,080,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Rockwood Holdings, Inc.	45,000	$820,800
Rohm & Haas Co.	17,000	744,600
		18,384,698
Construction Materials 0.1%
Martin Marietta Materials, Inc.	16,000	1,201,760
Containers & Packaging – 0.5%
Crown Holdings, Inc. (a)	25,000	463,500
Owens Illinois, Inc. (a)	84,700	1,842,225
Packaging Corp. of America	60,400	1,400,676
Smurfit-Stone Container Corp. (a)	125,000	1,583,750
		5,290,151
Metals & Mining – 0.7%
Alcoa, Inc.	45,700	1,252,637
Freeport-McMoRan Copper & Gold, Inc. Class B	25,000	1,302,750
Newmont Mining Corp.	94,800	4,372,176
		6,927,563

TOTAL MATERIALS		31,804,172

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	237,800	5,923,598
CenturyTel, Inc.	48,689	1,611,606
Covad Communications Group, Inc. (a)	676,200	527,436
Verizon Communications, Inc.	34,800	1,112,904
		9,175,544
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	151,000	4,120,790
Leap Wireless International, Inc. (a)	16,000	608,960
Nextel Partners, Inc. Class A (a)	83,000	2,199,500
Sprint Nextel Corp.	235,885	5,906,560
		12,835,810

TOTAL TELECOMMUNICATION SERVICES		22,011,354

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – 0.6%
Electric Utilities – 0.2%
PPL Corp.	50,600	$ 1,487,640
Westar Energy, Inc.	20,000	452,400
		1,940,040
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	55,600	876,812
TXU Corp.	5,460	560,360
		1,437,172
Multi-Utilities – 0.3%
CMS Energy Corp. (a)	84,700	1,184,106
PG&E Corp.	35,200	1,294,656
		2,478,762

TOTAL UTILITIES		5,855,974

TOTAL COMMON STOCKS
(Cost $602,537,612)		692,578,052

Preferred Stocks 15.3%

Convertible Preferred Stocks 6.0%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,889,695
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	463,716

TOTAL CONSUMER DISCRETIONARY		2,353,411

ENERGY 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Chesapeake Energy Corp. 4.50%	15,000	1,353,750
El Paso Corp. 4.99% (g)	10,000	10,328,900
Teekay Shipping Corp. Series A, 7.25%	125,000	6,011,250
Valero Energy Corp. 2.00%	96,600	9,207,912
		26,901,812

FINANCIALS – 0.6%
Diversified Financial Services – 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,822,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

FINANCIALS – continued
Insurance – 0.4%
Fortis Insurance NV 7.75% (g)	3,734	$ 4,564,815

TOTAL FINANCIALS		6,387,315

INDUSTRIALS – 0.1%
Road & Rail 0.1%
Kansas City Southern 4.25%	1,370	1,159,664
MATERIALS 1.2%
Chemicals – 0.7%
Celanese Corp. 4.25%	252,600	6,605,490
Containers & Packaging – 0.4%
Owens Illinois, Inc. 4.75%	113,510	4,143,115
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (g)	1,050	1,191,351

TOTAL MATERIALS		11,939,956

UTILITIES – 1.2%
Electric Utilities – 0.7%
AES Trust VII 6.00%	140,500	6,673,750
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. 4.00% (g)	3,900	4,812,620

TOTAL UTILITIES		11,486,370

TOTAL CONVERTIBLE PREFERRED STOCKS		60,228,528
Nonconvertible Preferred Stocks 9.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	930,000
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,038,500

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – 6.1%
Capital Markets 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	$748,500
Series G, 5.49%	15,000	741,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,054,000
Series C, 4.9931%	40,000	1,020,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,292,981
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,952,000
		12,808,481
Commercial Banks – 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400	965,156
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	5,000,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,048,000
Series G, 4.9175%	80,000	2,040,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,743,675
		13,797,631
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,010,000
Series A, 6.97%	43,400	2,317,560
		3,327,560
Diversified Financial Services – 0.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	467,600
CIT Group, Inc. Series B, 5.189%	15,000	1,485,900
JPMorgan Chase & Co. (depositary shares) Series H, 6.625% .	6,530	332,377
		2,285,877
Insurance – 0.2%
AmerUs Group Co. 7.25%	40,000	994,000
MetLife, Inc. Series A, 4.39%	40,000	1,029,600
		2,023,600
Real Estate 0.7%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,175,308
Series V, 8.00%	79,000	1,982,900
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,268,544

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
Host Marriott Corp. Series E, 8.875%	20,000	$547,000
Vornado Realty Trust Series E, 7.00%	40,000	1,003,200
		6,976,952
Thrifts & Mortgage Finance – 2.0%
Fannie Mae:
7.00%	42,200	2,346,320
Series H, 5.81%	49,200	2,290,260
Series L, 5.125%	90,900	3,858,705
Series N, 5.50%	71,650	3,144,002
Freddie Mac:
Series F, 5.00%	58,500	2,433,600
Series H, 5.10%	10,300	432,600
Series K, 5.79%	35,200	1,687,840
Series O, 5.81%	19,500	965,250
Series R, 5.70%	57,000	2,716,050
		19,874,627

TOTAL FINANCIALS		61,094,728

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
RC Trust I 7.00%	9,680	488,235

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	841,500
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	468,480

TOTAL MATERIALS		1,309,980

UTILITIES – 2.8%
Electric Utilities – 2.4%
Alabama Power Co. 5.30%	88,600	2,075,012
Duquesne Light Co. 6.50%	106,050	5,456,273
FPL Group Capital Trust I 5.875%	20,000	471,200
Heco Capital Trust III 6.50%	12,000	307,440
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	355,745

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Pacific Gas & Electric Co.: – continued
Series B, 5.50%	61,900	$ 1,420,605
Series D 5.00%	69,200	1,439,360
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,040,000
6.125%	30,000	3,000,000
Series B, 4.08%	27,271	538,602
Series C, 4.24%	94,600	1,797,400
Series D, 4.32%	70,000	1,344,000
		23,233,762
Multi-Utilities – 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,513,123
San Diego Gas & Electric Co. 1.70%	67,548	1,745,697
		4,258,820

TOTAL UTILITIES		27,492,582

TOTAL NONCONVERTIBLE PREFERRED STOCKS		92,354,025

TOTAL PREFERRED STOCKS
(Cost $148,071,869)		152,582,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Money Market Funds 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.08% (b)	22,090,879	$22,090,879
Fidelity Securities Lending Cash Central Fund,
4.09% (b)(c)	2,434,150	2,434,150
TOTAL MONEY MARKET FUNDS
(Cost $24,525,029)		24,525,029
TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $897,074,394)		995,745,167

NET OTHER ASSETS – 0.0%		428,432
NET ASSETS 100%		$996,173,599

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities
TIDES	—	Term Income Deferred Equity
Securities

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security or a portion of the security is on
loan at period end.

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $38,529,622 or
3.9% of net assets.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$597,880
Fidelity Securities Lending Cash Central Fund	41,671
Total	$639,551

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA, AA, A	1.7%
BBB	1.2%
BB	2.2%
B	2.7%
CCC, CC, C	2.1%
D	0.2%
Not Rated	2.6%
Equities	84.8%
Short Term Investments and Net
Other Assets	2.5%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $2,392,488) See accompanying
schedule:
Unaffiliated issuers (cost $872,549,365)	$971,220,138
Affiliated Central Funds (cost $24,525,029)	24,525,029
Total Investments (cost $897,074,394)		$995,745,167
Cash		68,659
Receivable for investments sold		6,337,511
Receivable for fund shares sold		1,953,755
Dividends receivable		1,526,164
Interest receivable		935,785
Prepaid expenses		4,886
Receivable from investment adviser for expense
reductions		9
Other receivables		49,770
Total assets		1,006,621,706

Liabilities
Payable for investments purchased	$6,206,782
Payable for fund shares redeemed	1,036,991
Accrued management fee	462,756
Distribution fees payable	96,374
Other affiliated payables	181,958
Other payables and accrued expenses	29,096
Collateral on securities loaned, at value	2,434,150
Total liabilities		10,448,107

Net Assets		$996,173,599
Net Assets consist of:
Paid in capital		$884,247,267
Undistributed net investment income		3,125,667
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		10,129,892
Net unrealized appreciation (depreciation) on
investments		98,670,773
Net Assets		$996,173,599

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements continued

Statement of Assets and Liabilities continued
November 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($38,885,723 ÷ 3,191,319 shares)	$12.18

Maximum offering price per share (100/94.25 of $12.18)	$12.92
Class T:
Net Asset Value and redemption price per share
($79,920,243 ÷ 6,567,201 shares)	$12.17

Maximum offering price per share (100/96.50 of $12.17)	$12.61
Class B:
Net Asset Value and offering price per share
($19,743,710 ÷ 1,625,798 shares)A	$12.14

Class C:
Net Asset Value and offering price per share
($49,712,764 ÷ 4,091,976 shares)A	$12.15

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($798,113,368 ÷ 65,333,621 shares)	$12.22

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($9,797,791 ÷ 802,532 shares)	$12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Statement of Operations
	Year ended November 30, 2005

Investment Income
Dividends		$ 18,836,322
Interest		3,135,959
Income from affiliated Central Funds		639,551
Total income		22,611,832

Expenses
Management fee	$4,715,492
Transfer agent fees	1,633,903
Distribution fees	948,528
Accounting and security lending fees	301,582
Independent trustees’ compensation	3,582
Custodian fees and expenses	34,296
Registration fees	129,298
Audit	37,554
Legal	3,378
Miscellaneous	29,118
Total expenses before reductions	7,836,731
Expense reductions	(214,848)	7,621,883

Net investment income (loss)		14,989,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,346,538
Foreign currency transactions	1,294
Futures contracts	364,449
Total net realized gain (loss)		18,712,281
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,851,577
Futures contracts	(290,281)
Total change in net unrealized appreciation
(depreciation)		59,561,296
Net gain (loss)		78,273,577
Net increase (decrease) in net assets resulting from
operations		$ 93,263,526

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		For the period
		December 23, 2003
	Year ended	(commencement
	November 30,	of operations) to
	2005	November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,989,949	$6,636,433
Net realized gain (loss)	18,712,281	(8,238,032)
Change in net unrealized appreciation (depreciation)	59,561,296	39,109,477
Net increase (decrease) in net assets resulting
from operations	93,263,526	37,507,878
Distributions to shareholders from net investment income	(14,194,615)	(4,647,719)
Share transactions - net increase (decrease)	335,336,361	548,908,168
Total increase (decrease) in net assets	414,405,272	581,768,327

Net Assets
Beginning of period	581,768,327	—
End of period (including undistributed net investment
income of $3,125,667 and undistributed net in-
vestment income of $2,463,649, respectively)	$996,173,599	$581,768,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Financial Highlights Class A

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	18	.16
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.28	1.20
Distributions from net investment income	(.19)	(.11)
Net asset value, end of period	$ 12.18	$ 11.09
Total ReturnB,C,D	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.16%	1.20%A
Expenses net of fee waivers, if any	1.16%	1.20%A
Expenses net of all reductions	1.13%	1.17%A
Net investment income (loss)	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,886	$ 21,985
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class T

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$11.08	$10.00
Income from Investment Operations
Net investment income (loss)E	16	.13
Net realized and unrealized gain (loss)	1.09	1.04
Total from investment operations	1.25	1.17
Distributions from net investment income	(.16)	(.09)
Net asset value, end of period	$12.17	$11.08
Total ReturnB,C,D	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%	1.45%A
Expenses net of fee waivers, if any	1.38%	1.45%A
Expenses net of all reductions	1.35%	1.42%A
Net investment income (loss)	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,920	$36,526
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Class B

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.18	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.14	$ 11.06
Total ReturnB,C,D	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%	1.99%A
Expenses net of fee waivers, if any	1.95%	1.95%A
Expenses net of all reductions	1.93%	1.92%A
Net investment income (loss)	81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$19,744	$13,457
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Class C

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.19	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.15	$ 11.06
Total ReturnB,C,D	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.90%	1.94%A
Expenses net of fee waivers, if any	1.90%	1.94%A
Expenses net of all reductions	1.87%	1.92%A
Net investment income (loss)	86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$49,713	$28,795
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Strategic Dividend & Income

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.11	1.04
Total from investment operations	1.33	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.22	$ 11.11
Total ReturnB,C	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	82%	.90%A
Expenses net of fee waivers, if any	82%	.90%A
Expenses net of all reductions	79%	.87%A
Net investment income (loss)	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$798,113	$476,032
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Institutional Class

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.32	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.21	$ 11.11
Total ReturnB,C	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	83%	.88%A
Expenses net of fee waivers, if any	83%	.88%A
Expenses net of all reductions	81%	.85%A
Net investment income (loss)	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,798	$ 4,973
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

41 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest

Annual Report

42

1. Significant Accounting Policies continued

Investment Transactions and Income continued

income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on a non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collect ibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

43 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$117,727,083
Unrealized depreciation	(20,680,574)
Net unrealized appreciation (depreciation)	97,046,509
Undistributed ordinary income	2,727,387
Undistributed long term capital gain	10,623,955

Cost for federal income tax purposes	$898,698,658

The tax character of distributions paid was as follows:
	November 30, 2005	November 30, 2004
Ordinary Income	$14,194,615	$4,647,719

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the con tracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of

Annual Report

44

2. Operating Policies continued

Restricted Securities continued

these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $861,207,440 and $515,959,184, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$76,149	$764
Class T	25%	.25%	308,412	8,604
Class B	75%	.25%	168,313	129,099
Class C	75%	.25%	395,654	169,537
			$948,528	$308,004

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

45 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued
Sales Load continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$83,467
Class T	36,944
Class B*	28,188
Class C*	8,440
$157,039

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respec tive classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A		$83,483.27
Class T		150,121.24
Class B		54,414.32
Class C		104,402.26
Strategic Dividend & Income		1,226,435.18
Institutional Class		15,048.20
	$1,633,903

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

46

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,259 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $41,671.

47 Annual Report

Notes to Financial Statements continued
7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class B	1.95% - 2.00%*	$839
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $208,748 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,833. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$428

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended November 30,	2005	2004A
From net investment income
Class A	$475,907	$159,582
Class T	830,178	189,189
Class B	141,821	55,805
Class C	339,138	123,216
Strategic Dividend & Income	12,270,157	4,080,966

Annual Report 48

4. Fees and Other Transactions with Affiliates continued

Distributions to shareholders of each class were as follows: continued

Years ended November 30,	2005	2004A
From net investment income
Institutional Class	137,414	38,961
Total	$14,194,615	$4,647,719
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
Years ended November 30,	2005	2004A	2005	2004A
Class A
Shares sold	1,768,977	2,191,945	$20,345,648	$22,746,005
Reinvestment of distributions .	30,595	10,552	349,961	110,590
Shares redeemed	(589,953)	(220,797)	(6,809,260)	(2,287,113)
Net increase (decrease)	1,209,619	1,981,700	$13,886,349	$20,569,482
Class T
Shares sold	3,882,259	3,511,538	$44,416,238	$36,655,001
Reinvestment of distributions .	59,648	14,112	681,858	147,959
Shares redeemed	(669,970)	(230,386)	(7,729,006)	(2,405,951)
Net increase (decrease)	3,271,937	3,295,264	$37,369,090	$34,397,009
Class B
Shares sold	744,114	1,285,173	$8,505,041	$13,296,297
Reinvestment of distributions .	9,782	3,976	111,311	41,558
Shares redeemed	(344,455)	(72,792)	(3,964,823)	(752,799)
Net increase (decrease)	409,441	1,216,357	$4,651,529	$12,585,056
Class C
Shares sold	2,014,501	2,813,304	$23,123,712	$29,175,332
Reinvestment of distributions .	19,942	7,379	227,493	77,088
Shares redeemed	(545,060)	(218,090)	(6,287,937)	(2,262,584)
Net increase (decrease)	1,489,383	2,602,593	$17,063,268	$26,989,836
Strategic Dividend & Income
Shares sold	36,814,600	55,474,221	$424,067,244	$580,932,738
Reinvestment of distributions .	944,881	341,097	10,819,574	3,577,556
Shares redeemed	(15,256,951)	(12,984,227)	(176,595,063)	(134,752,835)
Net increase (decrease)	22,502,530	42,831,091	$258,291,755	$449,757,459
Institutional Class
Shares sold	398,296	464,040	$4,580,059	$4,776,823
Reinvestment of distributions .	5,438	1,845	62,299	19,348
Shares redeemed	(48,869)	(18,218)	(567,988)	(186,845)
Net increase (decrease)	354,865	447,667	$4,074,370	$4,609,326
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

49 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Financial Trust) at Novem ber 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Dividend & Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

Annual Report

50

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAIs) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Strategic Dividend & Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity En terprise Operations and Risk Services (2004 2005), Chief Administra tive Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Annual Report

52

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

54

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Annual Report

56

Name, Age; Principal Occupation

Harley Lank (37)

Year of Election or Appointment: 2005

Vice President of Strategic Dividend & Income. Mr. Lank also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Lank has worked as an analyst and manager.

Thomas Soviero (42)

Year of Election or Appointment: 2005

Vice President of Strategic Dividend & Income. Mr. Soviero also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Soviero has worked as a research analyst, manager and director of high yield research. Mr. Soviero also serves as Senior Vice President of FMR (2005) and FMR Co., Inc. (2005).

Eric D. Roiter (57)

Year of Election or Appointment: 2003

Secretary of Strategic Dividend & Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Strategic Dividend & Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Strate gic Dividend & Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Strategic Dividend & Income. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Strategic Dividend & Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Strategic Dividend & Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Dividend & Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Strategic Dividend & Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monas terio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

58

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Strategic Dividend & Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Dividend & Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Invest ments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of Strategic Dividend & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Strategic Dividend & Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of Strategic Dividend & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Dividend & Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Strategic Dividend & Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

60

Distributions

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securi ties, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Strategic Dividend
& Income	12/19/05	12/16/05	$0.059	$0.13

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended November 30, 2005, $12,115,601, or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended November 30, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts pre viously designated as capital gain dividends with respect to such year.

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Strategic Dividend & Income designates 83%, and 99% of the dividends distributed in December 2004 and July 2005, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

Strategic Dividend & Income designates 94%, and 100% of the dividends distributed in December 2004 and July 2005, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

61 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

Annual Report 62

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

63 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

64

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s four general investment categories according to their respective weightings in the fund’s neutral mix.

Annual Report

66

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the retail class of the fund was in the first quartile for the one year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

67 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

Annual Report 68

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Institutional Class and Fidelity Strategic Dividend & Income Fund (retail class) ranked below its competi tive median for 2004, and the total expenses of each of Class C and Class T ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for

69 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if

Annual Report

70

those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

71 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SDI-UANN-0106 1.802527.101

Fidelity Advisor Strategic Dividend & Income Fund - Class A, Class T, Class B and Class C

Annual Report November 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of the fund’s investments.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	32	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	42	Notes to the financial statements.
Report of Independent	51
Registered Public
Accounting Firm
Trustees and Officers	52
Distributions	62
Proxy Voting Results	63
Board Approval of	65
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1- 877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Life of
	year	FundA
Class A (incl. 5.75% sales charge)	5.21%	8.84%
Class T (incl. 3.50% sales charge)	7.53%	9.93%
Class B (incl. contingent deferred
sales charge)B	5.73%	9.46%
Class C (incl. contingent deferred
sales charge)C	9.85%	11.41%

A From December 23, 2003.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures is 5% and 4%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures is 1% and 0%, respectively.

5 Annual Report

5

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund — Class T on December 23, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

Annual Report

6

Management’s Discussion of Fund Performance

Comments from Christopher Sharpe and Derek Young, who became Lead Co Managers of Fidelity Advisor Strategic Dividend & Income Fund on July 29, 2005

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devastated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since early 2000.

Fidelity Advisor Strategic Dividend & Income Fund’s Class A, Class T, Class B and Class C shares were up 11.63%, 11.43%, 10.73% and 10.85%, respectively (excluding sales charges), for the 12 months ending November 30, 2005. In comparison, the Fidelity Strategic Divi dend & Income Composite Index rose 8.52% and the LipperSM Equity Income Objective Funds Average returned 8.23% . The fund’s overall asset allocation strategy was to over weight riskier assets such as equities and the more volatile segments of the fund’s other investment categories and underweight fixed income like instruments relative to the composite index. All four of the fund’s subportfolios turned in strong performance for the year, beating their respective benchmarks. The fund’s overweighting in common stocks included a selected group of large cap value names that did particularly well and drove a big portion of the fund’s performance. The strong performance of the common stock subportfolio was partially offset by underweighting real estate investment trusts (REITs), which, given their particularly good returns caused the fund to miss some of the robust gains of that asset class. Security selection in energy was a consistent theme almost across the board, driving strong performance in the preferred stock and convertibles subportfolios, as well as in common stocks. Solid stock picking also led to outsized returns in the REIT subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class A
Actual	$1,000.00	$1,084.90	$6.01
HypotheticalA	$1,000.00	$1,019.30	$5.82
Class T
Actual	$1,000.00	$1,084.80	$7.11
HypotheticalA	$1,000.00	$1,018.25	$6.88
Class B
Actual	$1,000.00	$1,080.90	$10.17
HypotheticalA	$1,000.00	$1,015.29	$9.85

Annual Report 8

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class C
Actual	$1,000.00	$1,082.10	$9.81
HypotheticalA	$1,000.00	$1,015.64	$9.50
Strategic Dividend & Income
Actual	$1,000.00	$1,087.90	$4.19
HypotheticalA	$1,000.00	$1,021.06	$4.05
Institutional Class
Actual	$1,000.00	$1,086.90	$4.29
HypotheticalA	$1,000.00	$1,020.96	$4.15

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.95%
Class C	1.88%
Strategic Dividend & Income	80%
Institutional Class	82%

9 Annual Report

Investment Changes

Top Ten Investments as of November 30, 2005
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	2.5	1.7
Honeywell International, Inc.	2.0	1.6
General Electric Co.	1.8	3.6
Exxon Mobil Corp.	1.7	2.0
El Paso Corp. 4.99%	1.1	1.2
Bank of America Corp.	1.0	1.4
Valero Energy Corp. 2.00%	0.9	0.8
Halliburton Co.	0.9	0.6
JPMorgan Chase & Co.	0.9	0.2
Baxter International, Inc.	0.9	1.0
	13.7
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	32.8	31.5
Energy	11.9	9.9
Industrials	9.7	11.0
Health Care	9.6	10.0
Information Technology	9.5	10.3

Annual Report 10

Investments November 30, 2005
Showing Percentage of Net Assets

Corporate Bonds 12.7%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds – 12.7%

CONSUMER DISCRETIONARY – 2.7%
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 1.132% 4/29/33 (e)	$ 6,820,000	$ 5,565,802
Kerzner International Ltd. 2.375% 4/15/24	4,660,000	5,700,112
Six Flags, Inc. 4.5% 5/15/15	3,300,000	4,228,290
		15,494,204
Media – 1.2%
Charter Communications, Inc.:
5.875% 11/16/09 (g)	700,000	526,750
5.875% 11/16/09	10,160,000	7,645,400
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	580,000	510,765
XM Satellite Radio, Inc. 1.75% 12/1/09 (g)	3,300,000	2,876,280
		11,559,195

TOTAL CONSUMER DISCRETIONARY		27,053,399

ENERGY 1.2%
Energy Equipment & Services – 0.8%
Halliburton Co. 3.125% 7/15/23	4,260,000	7,414,232
Oil, Gas & Consumable Fuels – 0.4%
McMoRan Exploration Co. 6% 7/2/08	3,000,000	4,102,500

TOTAL ENERGY		11,516,732

FINANCIALS – 0.6%
Consumer Finance – 0.6%
American Express Co.:
1.85% 12/1/33 (e)(g)	1,800,000	1,914,840
1.85% 12/1/33 (e)	3,850,000	4,095,630
		6,010,470

HEALTH CARE – 2.9%
Biotechnology – 1.0%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	4,780,000	4,385,650
Protein Design Labs, Inc. 2% 2/15/12 (g)	1,540,000	2,002,955
Serologicals Corp.:
4.75% 8/15/33 (g)	770,000	1,137,752
4.75% 8/15/33	1,500,000	2,216,400
		9,742,757

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

HEALTH CARE – continued
Health Care Equipment & Supplies – 1.9%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (h)	$3,640,000	$5,557,843
Cytyc Corp. 2.25% 3/15/24	2,900,000	3,128,520
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	995,000	1,437,705
2.5% 10/1/23	2,400,000	3,467,832
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,495,892
		19,087,792

TOTAL HEALTH CARE		28,830,549

INDUSTRIALS – 1.6%
Airlines – 0.6%
America West Holding Corp. 7.5% 1/18/09	600,000	705,000
Continental Airlines, Inc. 4.5% 2/1/07	5,170,000	4,544,999
US Airways Group, Inc. 7% 9/30/20 (g)	650,000	1,012,830
		6,262,829
Industrial Conglomerates – 0.4%
Tyco International Group SA yankee 3.125% 1/15/23 .	3,010,000	4,056,276
Marine – 0.6%
OMI Corp. 2.875% 12/1/24	6,300,000	5,922,000

TOTAL INDUSTRIALS		16,241,105

INFORMATION TECHNOLOGY – 3.5%
Communications Equipment – 0.6%
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,960,000
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,701,649
		5,661,649
Computers & Peripherals – 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,487,501
Electronic Equipment & Instruments – 1.1%
Flextronics International Ltd. 1% 8/1/10	6,420,000	5,802,396
Vishay Intertechnology, Inc. 3.625% 8/1/23	5,560,000	5,299,236
		11,101,632
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	3,861,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
IT Services – 0.6%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	$1,240,000	$ 1,640,024
4.125% 8/15/23	3,470,000	4,589,422
		6,229,446
Semiconductors & Semiconductor Equipment – 0.6%
EMCORE Corp. 5% 5/15/11	1,000,000	960,000
ON Semiconductor Corp. 0% 4/15/24	6,500,000	5,248,750
		6,208,750

TOTAL INFORMATION TECHNOLOGY		34,549,978

UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. 2.5% 6/15/21 (d)	1,690,000	1,774,500

TOTAL CONVERTIBLE BONDS		125,976,733
Nonconvertible Bonds – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Stanley-Martin Communities LLC 9.75% 8/15/15 (g)	90,000	82,800
TOTAL CORPORATE BONDS
(Cost $121,939,884)		126,059,533

Common Stocks 69.5%
	Shares

CONSUMER DISCRETIONARY – 6.1%
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)	24,500	1,744,400
Coinmach Service Corp. unit	156,800	2,359,840
Service Corp. International (SCI)	128,000	1,050,880
		5,155,120
Hotels, Restaurants & Leisure 1.1%
Centerplate, Inc. unit	318,800	4,023,256
Hilton Hotels Corp.	60,000	1,315,200
McDonald’s Corp.	71,800	2,430,430

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Red Robin Gourmet Burgers, Inc. (a)	15,000	$823,500
Starwood Hotels & Resorts Worldwide, Inc. unit	38,100	2,305,050
		10,897,436
Household Durables – 0.4%
D.R. Horton, Inc.	32,000	1,134,080
KB Home	7,000	488,390
LG Electronics, Inc.	4,250	321,976
Sony Corp. sponsored ADR	47,000	1,739,470
		3,683,916
Internet & Catalog Retail 0.6%
Coldwater Creek, Inc. (a)	40,000	1,256,000
eBay, Inc. (a)	89,000	3,988,090
Expedia, Inc. (a)	13,750	340,863
IAC/InterActiveCorp (a)	17,750	490,078
		6,075,031
Leisure Equipment & Products – 0.7%
Eastman Kodak Co.	256,500	6,148,305
Leapfrog Enterprises, Inc. Class A (a)(f)	75,000	978,000
		7,126,305
Media – 1.9%
Clear Channel Communications, Inc.	41,600	1,354,496
Clear Channel Outdoor Holding, Inc. Class A	40,000	812,000
Lamar Advertising Co. Class A (a)	71,100	3,295,485
News Corp. Class A	22,400	331,744
The Reader’s Digest Association, Inc. (non-vtg.)	30,000	465,900
Time Warner, Inc.	210,900	3,791,982
Univision Communications, Inc. Class A (a)	164,500	4,972,835
Viacom, Inc. Class B (non-vtg.)	23,130	772,542
Walt Disney Co.	113,700	2,834,541
		18,631,525
Multiline Retail – 0.1%
Federated Department Stores, Inc.	22,000	1,417,460
Specialty Retail – 0.8%
Gymboree Corp. (a)	25,000	564,000
Home Depot, Inc.	103,100	4,307,518
Maidenform Brands, Inc.	3,500	45,010
OfficeMax, Inc.	35,000	1,021,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Staples, Inc.	47,200	$ 1,090,320
Urban Outfitters, Inc. (a)	25,000	771,500
		7,799,648
Textiles, Apparel & Luxury Goods – 0.0%
Under Armour, Inc. Class A	800	18,104

TOTAL CONSUMER DISCRETIONARY		60,804,545

CONSUMER STAPLES 3.3%
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	40,800	784,176
Diageo PLC sponsored ADR	13,000	755,950
PepsiCo, Inc.	13,500	799,200
The Coca-Cola Co.	60,000	2,561,400
		4,900,726
Food & Staples Retailing – 1.0%
CVS Corp.	25,000	675,500
Kroger Co. (a)	166,000	3,230,360
Safeway, Inc.	135,600	3,152,700
Wal-Mart Stores, Inc.	46,500	2,258,040
Walgreen Co.	15,000	685,200
		10,001,800
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,282,895
Nestle SA (Reg.)	4,000	1,186,447
Tyson Foods, Inc. Class A	63,000	1,060,290
		4,529,632
Household Products – 0.6%
Colgate-Palmolive Co.	105,000	5,724,600
Personal Products 0.1%
Avon Products, Inc.	25,000	683,750
Tobacco 0.7%
Altria Group, Inc.	99,300	7,228,047

TOTAL CONSUMER STAPLES		33,068,555

ENERGY 8.0%
Energy Equipment & Services – 3.4%
BJ Services Co.	83,800	3,071,270

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Energy Equipment & Services – continued
FMC Technologies, Inc. (a)	34,000	$1,397,060
GlobalSantaFe Corp.	50,800	2,304,288
Halliburton Co.	144,200	9,178,330
National Oilwell Varco, Inc. (a)	95,514	5,790,059
Noble Corp.	16,500	1,189,155
Pride International, Inc. (a)	81,300	2,421,927
Schlumberger Ltd. (NY Shares)	56,500	5,408,745
Smith International, Inc.	42,000	1,587,180
Weatherford International Ltd. (a)	18,000	1,251,180
		33,599,194
Oil, Gas & Consumable Fuels – 4.6%
Amerada Hess Corp.	16,000	1,960,320
Apache Corp.	18,400	1,201,152
Chevron Corp.	117,100	6,711,001
ConocoPhillips	32,400	1,960,524
CONSOL Energy, Inc.	9,000	582,480
Devon Energy Corp.	34,000	2,046,800
El Paso Corp.	102,000	1,120,980
Encore Acquisition Co. (a)	14,000	434,560
Exxon Mobil Corp.	291,300	16,904,139
Houston Exploration Co. (a)	18,000	983,880
Massey Energy Co.	15,000	569,250
Occidental Petroleum Corp.	22,300	1,768,390
OMI Corp.	50,000	970,000
Quicksilver Resources, Inc. (a)	101,450	3,840,897
Valero Energy Corp.	35,000	3,367,000
XTO Energy, Inc.	43,000	1,749,670
		46,171,043

TOTAL ENERGY		79,770,237

FINANCIALS – 25.5%
Capital Markets 3.0%
Bear Stearns Companies, Inc.	8,200	910,118
Charles Schwab Corp.	107,000	1,631,750
Investors Financial Services Corp.	26,000	981,500
Lehman Brothers Holdings, Inc.	14,800	1,864,800
Merrill Lynch & Co., Inc.	76,600	5,087,772
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,020,256
Morgan Stanley	75,000	4,202,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc.	95,000	$ 1,581,750
Nuveen Investments, Inc. Class A	20,000	829,200
State Street Corp.	69,000	3,980,610
TradeStation Group, Inc. (a)	59,500	708,645
UBS AG (NY Shares)	15,000	1,378,800
		30,177,451
Commercial Banks – 2.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (a)(f)	23,000	1,412,200
Bank of America Corp.	224,914	10,321,303
Korea Exchange Bank (a)	130,000	1,641,445
UCBH Holdings, Inc.	68,600	1,210,104
Wachovia Corp.	112,884	6,028,006
Wells Fargo & Co.	40,800	2,564,280
		23,177,338
Diversified Financial Services – 1.6%
CBOT Holdings, Inc. Class A	300	29,025
Citigroup, Inc.	145,000	7,039,750
IntercontinentalExchange, Inc.	1,400	45,220
JPMorgan Chase & Co.	231,904	8,870,328
		15,984,323
Insurance – 5.6%
ACE Ltd.	117,200	6,504,600
American International Group, Inc.	375,500	25,211,063
Aspen Insurance Holdings Ltd.	25,000	625,750
Endurance Specialty Holdings Ltd.	18,000	620,100
Hartford Financial Services Group, Inc.	72,000	6,290,640
Hilb Rogal & Hobbs Co.	43,000	1,676,140
Montpelier Re Holdings Ltd.	20,000	392,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	849,468
PartnerRe Ltd.	56,000	3,823,680
Platinum Underwriters Holdings Ltd.	26,700	813,282
Scottish Re Group Ltd.	35,000	883,050
Swiss Reinsurance Co. (Reg.)	12,000	886,185
The Chubb Corp.	7,000	677,880
The St. Paul Travelers Companies, Inc.	32,800	1,526,184
W.R. Berkley Corp.	92,400	4,307,688
XL Capital Ltd. Class A	16,000	1,062,080
		56,150,390

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate 12.1%
Apartment Investment & Management Co. Class A	30,900	$1,196,757
AvalonBay Communities, Inc.	32,660	2,986,757
Boston Properties, Inc.	68,614	5,160,459
Capital Automotive (REIT) (SBI)	21,900	845,997
CarrAmerica Realty Corp.	49,680	1,753,704
CBL & Associates Properties, Inc.	39,840	1,603,560
Cedar Shopping Centers, Inc.	28,000	385,000
CenterPoint Properties Trust (SBI)	60,130	2,747,340
Columbia Equity Trust, Inc.	58,300	844,767
Correctional Properties Trust	39,100	1,124,516
Cousins Properties, Inc.	13,800	384,192
Duke Realty Corp.	120,460	4,095,640
Equity Lifestyle Properties, Inc.	58,360	2,705,570
Equity Office Properties Trust	201,710	6,289,318
Equity Residential (SBI)	172,580	7,034,361
Federal Realty Investment Trust (SBI)	18,020	1,134,900
General Growth Properties, Inc.	162,525	7,414,391
GMH Communities Trust	63,400	955,438
Healthcare Realty Trust, Inc.	29,300	1,026,086
Host Marriott Corp.	119,300	2,135,470
Inland Real Estate Corp.	96,640	1,438,003
Innkeepers USA Trust (SBI)	7,300	127,312
Kilroy Realty Corp.	19,520	1,202,432
Kimco Realty Corp.	156,780	4,930,731
MeriStar Hospitality Corp. (a)	134,700	1,318,713
National Health Investors, Inc.	18,900	522,585
National Health Realty, Inc.	12,600	244,062
Newcastle Investment Corp.	13,400	363,542
Pan Pacific Retail Properties, Inc.	42,310	2,847,463
Pennsylvania (REIT) (SBI)	15,200	561,336
Plum Creek Timber Co., Inc.	112,680	4,390,013
Post Properties, Inc.	17,300	699,958
ProLogis Trust	185,565	8,417,228
Public Storage, Inc.	32,640	2,304,384
Rayonier, Inc.	29,820	1,185,047
Reckson Associates Realty Corp.	109,160	4,009,447
Shurgard Storage Centers, Inc. Class A	8,500	497,420
Simon Property Group, Inc.	87,210	6,742,205
SL Green Realty Corp.	42,600	3,146,010
Sovran Self Storage, Inc.	31,200	1,547,520
Tanger Factory Outlet Centers, Inc.	57,500	1,580,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Taubman Centers, Inc.	37,800	$ 1,323,756
The Mills Corp.	20,200	866,580
Trizec Properties, Inc.	184,050	4,137,444
Trustreet Properties, Inc.	19,600	306,544
United Dominion Realty Trust, Inc. (SBI)	258,620	5,790,502
Ventas, Inc.	110,850	3,495,101
Vornado Realty Trust	48,150	4,109,603
		119,929,839
Thrifts & Mortgage Finance – 0.9%
Doral Financial Corp.	87,000	878,700
Fannie Mae	79,400	3,815,170
Freddie Mac	26,900	1,679,905
Golden West Financial Corp., Delaware	16,800	1,088,472
Hudson City Bancorp, Inc.	39,000	464,490
Sovereign Bancorp, Inc.	40,300	880,958
W Holding Co., Inc.	24,480	201,960
		9,009,655

TOTAL FINANCIALS		254,428,996

HEALTH CARE – 6.7%
Biotechnology – 1.5%
Alkermes, Inc. (a)	9,000	163,620
Alnylam Pharmaceuticals, Inc. (a)	85,000	1,067,600
Amgen, Inc. (a)	17,000	1,375,810
Biogen Idec, Inc. (a)	30,000	1,284,300
BioMarin Pharmaceutical, Inc. (a)	95,000	925,300
Cephalon, Inc. (a)	104,000	5,288,400
Genentech, Inc. (a)	10,000	956,200
ImClone Systems, Inc. (a)	40,000	1,296,400
MedImmune, Inc. (a)	56,000	2,010,960
ONYX Pharmaceuticals, Inc. (a)	12,000	302,760
Serologicals Corp. (a)	18,000	361,440
		15,032,790
Health Care Equipment & Supplies – 2.4%
Aspect Medical Systems, Inc. (a)	15,000	565,050
Baxter International, Inc.	225,600	8,773,584
C.R. Bard, Inc.	15,000	973,050
Cooper Companies, Inc.	8,000	438,400
Dionex Corp. (a)	10,000	472,300

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Inverness Medical Innovations, Inc. (a)	41,200	$988,800
Medtronic, Inc.	49,100	2,728,487
PerkinElmer, Inc.	83,000	1,893,230
Syneron Medical Ltd. (a)	12,000	477,600
Thermo Electron Corp. (a)	92,400	2,850,540
Varian, Inc. (a)	15,000	629,400
Waters Corp. (a)	69,500	2,726,485
		23,516,926
Health Care Providers & Services – 0.8%
Community Health Systems, Inc. (a)	20,000	801,800
IMS Health, Inc.	30,000	733,500
McKesson Corp.	17,000	855,100
Psychiatric Solutions, Inc. (a)	21,300	1,201,746
Sierra Health Services, Inc. (a)	14,700	1,149,834
UnitedHealth Group, Inc.	38,200	2,286,652
WebMD Health Corp. Class A	18,700	495,363
		7,523,995
Pharmaceuticals – 2.0%
Allergan, Inc.	11,000	1,100,000
Merck & Co., Inc.	91,000	2,675,400
Pfizer, Inc.	303,000	6,423,600
Schering-Plough Corp.	128,600	2,484,552
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,000	2,575,440
Wyeth	121,800	5,062,008
		20,321,000

TOTAL HEALTH CARE		66,394,711

INDUSTRIALS – 7.9%
Aerospace & Defense – 2.3%
Hexcel Corp. (a)	30,000	498,900
Honeywell International, Inc.	540,300	19,742,562
Raytheon Co.	18,900	726,138
United Technologies Corp.	39,000	2,099,760
		23,067,360
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	36,000	1,337,040
Expeditors International of Washington, Inc.	11,000	781,110
		2,118,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	$955,364
AirTran Holdings, Inc. (a)	74,000	1,111,480
JetBlue Airways Corp. (a)	50,000	922,000
Southwest Airlines Co.	45,100	744,150
US Airways Group, Inc. (a)	12,500	419,875
		4,152,869
Building Products 0.2%
Lennox International, Inc.	37,000	1,080,770
Masco Corp.	17,100	509,067
		1,589,837
Commercial Services & Supplies – 0.2%
Robert Half International, Inc.	60,200	2,303,252
Construction & Engineering – 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	30,000	776,700
Fluor Corp.	54,100	4,008,810
Foster Wheeler Ltd. (a)	17,000	592,110
Jacobs Engineering Group, Inc. (a)	32,000	2,079,040
		7,456,660
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)	25,000	218,750
Rockwell Automation, Inc.	30,000	1,692,900
		1,911,650
Industrial Conglomerates – 2.6%
3M Co.	9,500	745,560
General Electric Co.	514,200	18,367,224
Smiths Group PLC	81,000	1,364,551
Tyco International Ltd.	190,800	5,441,616
		25,918,951
Machinery – 0.3%
Deere & Co.	22,000	1,525,700
ITT Industries, Inc.	7,000	761,320
Watts Water Technologies, Inc. Class A	17,000	491,130
		2,778,150
Road & Rail 0.4%
Norfolk Southern Corp.	89,700	3,968,328

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.3%
Watsco, Inc.	22,000	$ 1,380,500
WESCO International, Inc. (a)	37,000	1,544,750
		2,925,250

TOTAL INDUSTRIALS		78,190,457

INFORMATION TECHNOLOGY – 6.0%
Communications Equipment – 0.7%
Comverse Technology, Inc. (a)	76,000	1,991,960
Dycom Industries, Inc. (a)	55,000	1,123,650
Extreme Networks, Inc. (a)	75,000	369,000
MasTec, Inc. (a)	40,000	394,800
Motorola, Inc.	26,000	626,340
Nokia Corp. sponsored ADR	134,000	2,288,720
		6,794,470
Computers & Peripherals – 1.0%
EMC Corp. (a)	30,000	417,900
Hewlett-Packard Co.	286,900	8,512,323
Lexmark International, Inc. Class A (a)	9,000	428,580
Seagate Technology	65,000	1,229,800
		10,588,603
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	135,100	4,817,666
Amphenol Corp. Class A	14,000	584,780
Avnet, Inc. (a)	5,000	112,500
Jabil Circuit, Inc. (a)	28,000	927,360
Symbol Technologies, Inc.	132,200	1,511,046
Trimble Navigation Ltd. (a)	35,000	1,140,300
Vishay Intertechnology, Inc. (a)	117,000	1,501,110
		10,594,762
Internet Software & Services – 0.6%
Digital River, Inc. (a)	13,000	336,960
Google, Inc. Class A (sub. vtg.) (a)	9,100	3,685,409
Yahoo!, Inc. (a)	48,000	1,931,040
		5,953,409
IT Services – 0.5%
Anteon International Corp. (a)	29,500	1,264,665

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Ceridian Corp. (a)	67,000	$ 1,608,000
First Data Corp.	45,000	1,947,150
		4,819,815
Office Electronics – 0.1%
Xerox Corp. (a)	92,000	1,306,400
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp. (a)	30,000	547,800
Analog Devices, Inc.	32,000	1,213,440
Cabot Microelectronics Corp. (a)(f)	18,400	569,112
Freescale Semiconductor, Inc. Class A (a)	53,500	1,377,625
Intel Corp.	110,000	2,934,800
Maxim Integrated Products, Inc.	36,000	1,315,800
Micron Technology, Inc. (a)	64,000	912,640
PMC-Sierra, Inc. (a)	47,000	369,890
Saifun Semiconductors Ltd.	1,100	31,790
Samsung Electronics Co. Ltd.	1,480	853,050
		10,125,947
Software 1.0%
BEA Systems, Inc. (a)	105,900	928,743
Cognos, Inc. (a)	11,000	367,783
Macrovision Corp. (a)	7,000	108,780
Microsoft Corp.	175,900	4,874,189
NAVTEQ Corp. (a)	35,000	1,470,000
Symantec Corp. (a)	105,000	1,855,350
Ulticom, Inc. (a)	40,000	460,800
		10,065,645

TOTAL INFORMATION TECHNOLOGY		60,249,051

MATERIALS 3.2%
Chemicals – 1.9%
Chemtura Corp.	30,000	361,500
E.I. du Pont de Nemours & Co.	157,600	6,737,400
Ecolab, Inc.	35,100	1,167,777
Georgia Gulf Corp.	28,000	780,080
Lyondell Chemical Co.	113,733	2,892,230
Monsanto Co.	7,000	512,890
Mosaic Co. (a)	38,000	514,520
NOVA Chemicals Corp.	47,000	1,772,901
Praxair, Inc.	40,000	2,080,000

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Rockwood Holdings, Inc.	45,000	$820,800
Rohm & Haas Co.	17,000	744,600
		18,384,698
Construction Materials 0.1%
Martin Marietta Materials, Inc.	16,000	1,201,760
Containers & Packaging – 0.5%
Crown Holdings, Inc. (a)	25,000	463,500
Owens Illinois, Inc. (a)	84,700	1,842,225
Packaging Corp. of America	60,400	1,400,676
Smurfit-Stone Container Corp. (a)	125,000	1,583,750
		5,290,151
Metals & Mining – 0.7%
Alcoa, Inc.	45,700	1,252,637
Freeport-McMoRan Copper & Gold, Inc. Class B	25,000	1,302,750
Newmont Mining Corp.	94,800	4,372,176
		6,927,563

TOTAL MATERIALS		31,804,172

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	237,800	5,923,598
CenturyTel, Inc.	48,689	1,611,606
Covad Communications Group, Inc. (a)	676,200	527,436
Verizon Communications, Inc.	34,800	1,112,904
		9,175,544
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	151,000	4,120,790
Leap Wireless International, Inc. (a)	16,000	608,960
Nextel Partners, Inc. Class A (a)	83,000	2,199,500
Sprint Nextel Corp.	235,885	5,906,560
		12,835,810

TOTAL TELECOMMUNICATION SERVICES		22,011,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – 0.6%
Electric Utilities – 0.2%
PPL Corp.	50,600	$ 1,487,640
Westar Energy, Inc.	20,000	452,400
		1,940,040
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	55,600	876,812
TXU Corp.	5,460	560,360
		1,437,172
Multi-Utilities – 0.3%
CMS Energy Corp. (a)	84,700	1,184,106
PG&E Corp.	35,200	1,294,656
		2,478,762

TOTAL UTILITIES		5,855,974

TOTAL COMMON STOCKS
(Cost $602,537,612)		692,578,052

Preferred Stocks 15.3%

Convertible Preferred Stocks 6.0%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,889,695
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	463,716

TOTAL CONSUMER DISCRETIONARY		2,353,411

ENERGY 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Chesapeake Energy Corp. 4.50%	15,000	1,353,750
El Paso Corp. 4.99% (g)	10,000	10,328,900
Teekay Shipping Corp. Series A, 7.25%	125,000	6,011,250
Valero Energy Corp. 2.00%	96,600	9,207,912
		26,901,812

FINANCIALS – 0.6%
Diversified Financial Services – 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,822,500

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

FINANCIALS – continued
Insurance – 0.4%
Fortis Insurance NV 7.75% (g)	3,734	$ 4,564,815

TOTAL FINANCIALS		6,387,315

INDUSTRIALS – 0.1%
Road & Rail 0.1%
Kansas City Southern 4.25%	1,370	1,159,664
MATERIALS 1.2%
Chemicals – 0.7%
Celanese Corp. 4.25%	252,600	6,605,490
Containers & Packaging – 0.4%
Owens Illinois, Inc. 4.75%	113,510	4,143,115
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (g)	1,050	1,191,351

TOTAL MATERIALS		11,939,956

UTILITIES – 1.2%
Electric Utilities – 0.7%
AES Trust VII 6.00%	140,500	6,673,750
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. 4.00% (g)	3,900	4,812,620

TOTAL UTILITIES		11,486,370

TOTAL CONVERTIBLE PREFERRED STOCKS		60,228,528
Nonconvertible Preferred Stocks 9.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	930,000
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,038,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – 6.1%
Capital Markets 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	$748,500
Series G, 5.49%	15,000	741,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,054,000
Series C, 4.9931%	40,000	1,020,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,292,981
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,952,000
		12,808,481
Commercial Banks – 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400	965,156
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	5,000,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,048,000
Series G, 4.9175%	80,000	2,040,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,743,675
		13,797,631
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,010,000
Series A, 6.97%	43,400	2,317,560
		3,327,560
Diversified Financial Services – 0.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	467,600
CIT Group, Inc. Series B, 5.189%	15,000	1,485,900
JPMorgan Chase & Co. (depositary shares) Series H, 6.625% .	6,530	332,377
		2,285,877
Insurance – 0.2%
AmerUs Group Co. 7.25%	40,000	994,000
MetLife, Inc. Series A, 4.39%	40,000	1,029,600
		2,023,600
Real Estate 0.7%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,175,308
Series V, 8.00%	79,000	1,982,900
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,268,544

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
Host Marriott Corp. Series E, 8.875%	20,000	$547,000
Vornado Realty Trust Series E, 7.00%	40,000	1,003,200
		6,976,952
Thrifts & Mortgage Finance – 2.0%
Fannie Mae:
7.00%	42,200	2,346,320
Series H, 5.81%	49,200	2,290,260
Series L, 5.125%	90,900	3,858,705
Series N, 5.50%	71,650	3,144,002
Freddie Mac:
Series F, 5.00%	58,500	2,433,600
Series H, 5.10%	10,300	432,600
Series K, 5.79%	35,200	1,687,840
Series O, 5.81%	19,500	965,250
Series R, 5.70%	57,000	2,716,050
		19,874,627

TOTAL FINANCIALS		61,094,728

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
RC Trust I 7.00%	9,680	488,235

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	841,500
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	468,480

TOTAL MATERIALS		1,309,980

UTILITIES – 2.8%
Electric Utilities – 2.4%
Alabama Power Co. 5.30%	88,600	2,075,012
Duquesne Light Co. 6.50%	106,050	5,456,273
FPL Group Capital Trust I 5.875%	20,000	471,200
Heco Capital Trust III 6.50%	12,000	307,440
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	355,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Pacific Gas & Electric Co.: – continued
Series B, 5.50%	61,900	$ 1,420,605
Series D 5.00%	69,200	1,439,360
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,040,000
6.125%	30,000	3,000,000
Series B, 4.08%	27,271	538,602
Series C, 4.24%	94,600	1,797,400
Series D, 4.32%	70,000	1,344,000
		23,233,762
Multi-Utilities – 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,513,123
San Diego Gas & Electric Co. 1.70%	67,548	1,745,697
		4,258,820

TOTAL UTILITIES		27,492,582

TOTAL NONCONVERTIBLE PREFERRED STOCKS		92,354,025

TOTAL PREFERRED STOCKS
(Cost $148,071,869)		152,582,553

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Money Market Funds 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.08% (b)	22,090,879	$22,090,879
Fidelity Securities Lending Cash Central Fund,
4.09% (b)(c)	2,434,150	2,434,150
TOTAL MONEY MARKET FUNDS
(Cost $24,525,029)		24,525,029
TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $897,074,394)		995,745,167

NET OTHER ASSETS – 0.0%		428,432
NET ASSETS 100%		$996,173,599

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities
TIDES	—	Term Income Deferred Equity
Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security or a portion of the security is on
loan at period end.

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $38,529,622 or
3.9% of net assets.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$597,880
Fidelity Securities Lending Cash Central Fund	41,671
Total	$639,551

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA, AA, A	1.7%
BBB	1.2%
BB	2.2%
B	2.7%
CCC, CC, C	2.1%
D	0.2%
Not Rated	2.6%
Equities	84.8%
Short Term Investments and Net
Other Assets	2.5%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $2,392,488) See accompanying
schedule:
Unaffiliated issuers (cost $872,549,365)	$971,220,138
Affiliated Central Funds (cost $24,525,029)	24,525,029
Total Investments (cost $897,074,394)		$995,745,167
Cash		68,659
Receivable for investments sold		6,337,511
Receivable for fund shares sold		1,953,755
Dividends receivable		1,526,164
Interest receivable		935,785
Prepaid expenses		4,886
Receivable from investment adviser for expense
reductions		9
Other receivables		49,770
Total assets		1,006,621,706

Liabilities
Payable for investments purchased	$6,206,782
Payable for fund shares redeemed	1,036,991
Accrued management fee	462,756
Distribution fees payable	96,374
Other affiliated payables	181,958
Other payables and accrued expenses	29,096
Collateral on securities loaned, at value	2,434,150
Total liabilities		10,448,107

Net Assets		$996,173,599
Net Assets consist of:
Paid in capital		$884,247,267
Undistributed net investment income		3,125,667
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		10,129,892
Net unrealized appreciation (depreciation) on
investments		98,670,773
Net Assets		$996,173,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Statement of Assets and Liabilities continued
November 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($38,885,723 ÷ 3,191,319 shares)	$12.18

Maximum offering price per share (100/94.25 of $12.18)	$12.92
Class T:
Net Asset Value and redemption price per share
($79,920,243 ÷ 6,567,201 shares)	$12.17

Maximum offering price per share (100/96.50 of $12.17)	$12.61
Class B:
Net Asset Value and offering price per share
($19,743,710 ÷ 1,625,798 shares)A	$12.14

Class C:
Net Asset Value and offering price per share
($49,712,764 ÷ 4,091,976 shares)A	$12.15

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($798,113,368 ÷ 65,333,621 shares)	$12.22

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($9,797,791 ÷ 802,532 shares)	$12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements continued

Statement of Operations
	Year ended November 30, 2005

Investment Income
Dividends		$ 18,836,322
Interest		3,135,959
Income from affiliated Central Funds		639,551
Total income		22,611,832

Expenses
Management fee	$4,715,492
Transfer agent fees	1,633,903
Distribution fees	948,528
Accounting and security lending fees	301,582
Independent trustees’ compensation	3,582
Custodian fees and expenses	34,296
Registration fees	129,298
Audit	37,554
Legal	3,378
Miscellaneous	29,118
Total expenses before reductions	7,836,731
Expense reductions	(214,848)	7,621,883

Net investment income (loss)		14,989,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,346,538
Foreign currency transactions	1,294
Futures contracts	364,449
Total net realized gain (loss)		18,712,281
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,851,577
Futures contracts	(290,281)
Total change in net unrealized appreciation
(depreciation)		59,561,296
Net gain (loss)		78,273,577
Net increase (decrease) in net assets resulting from
operations		$ 93,263,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
		For the period
		December 23, 2003
	Year ended	(commencement
	November 30,	of operations) to
	2005	November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,989,949	$6,636,433
Net realized gain (loss)	18,712,281	(8,238,032)
Change in net unrealized appreciation (depreciation)	59,561,296	39,109,477
Net increase (decrease) in net assets resulting
from operations	93,263,526	37,507,878
Distributions to shareholders from net investment income	(14,194,615)	(4,647,719)
Share transactions - net increase (decrease)	335,336,361	548,908,168
Total increase (decrease) in net assets	414,405,272	581,768,327

Net Assets
Beginning of period	581,768,327	—
End of period (including undistributed net investment
income of $3,125,667 and undistributed net in-
vestment income of $2,463,649, respectively)	$996,173,599	$581,768,327

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class A

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	18	.16
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.28	1.20
Distributions from net investment income	(.19)	(.11)
Net asset value, end of period	$ 12.18	$ 11.09
Total ReturnB,C,D	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.16%	1.20%A
Expenses net of fee waivers, if any	1.16%	1.20%A
Expenses net of all reductions	1.13%	1.17%A
Net investment income (loss)	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$38,886	$21,985
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Class T

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	16	.13
Net realized and unrealized gain (loss)	1.09	1.04
Total from investment operations	1.25	1.17
Distributions from net investment income	(.16)	(.09)
Net asset value, end of period	$ 12.17	$ 11.08
Total ReturnB,C,D	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%	1.45%A
Expenses net of fee waivers, if any	1.38%	1.45%A
Expenses net of all reductions	1.35%	1.42%A
Net investment income (loss)	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,920	$36,526
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Class B

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.18	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.14	$ 11.06
Total ReturnB,C,D	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%	1.99%A
Expenses net of fee waivers, if any	1.95%	1.95%A
Expenses net of all reductions	1.93%	1.92%A
Net investment income (loss)	81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$19,744	$13,457
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Class C

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.19	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.15	$ 11.06
Total ReturnB,C,D	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.90%	1.94%A
Expenses net of fee waivers, if any	1.90%	1.94%A
Expenses net of all reductions	1.87%	1.92%A
Net investment income (loss)	86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$49,713	$28,795
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Strategic Dividend & Income

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.11	1.04
Total from investment operations	1.33	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.22	$ 11.11
Total ReturnB,C	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	82%	.90%A
Expenses net of fee waivers, if any	82%	.90%A
Expenses net of all reductions	79%	.87%A
Net investment income (loss)	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$798,113	$476,032
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Financial Highlights Institutional Class

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.32	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.21	$ 11.11
Total ReturnB,C	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	83%	.88%A
Expenses net of fee waivers, if any	83%	.88%A
Expenses net of all reductions	81%	.85%A
Net investment income (loss)	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,798	$ 4,973
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

42

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest

43 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Investment Transactions and Income continued

income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on a non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collect ibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transactions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

44

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$117,727,083
Unrealized depreciation	(20,680,574)
Net unrealized appreciation (depreciation)	97,046,509
Undistributed ordinary income	2,727,387
Undistributed long term capital gain	10,623,955

Cost for federal income tax purposes	$898,698,658

The tax character of distributions paid was as follows:

	November 30, 2005	November 30, 2004
Ordinary Income	$14,194,615	$4,647,719

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the con tracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of

45 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Restricted Securities continued

these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $861,207,440 and $515,959,184, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$76,149	$764
Class T	25%	.25%	308,412	8,604
Class B	75%	.25%	168,313	129,099
Class C	75%	.25%	395,654	169,537
			$948,528	$308,004

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

46

4. Fees and Other Transactions with Affiliates continued
Sales Load continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$83,467
Class T	36,944
Class B*	28,188
Class C*	8,440
$157,039

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respec tive classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A		$83,483.27
Class T		150,121.24
Class B		54,414.32
Class C		104,402.26
Strategic Dividend & Income		1,226,435.18
Institutional Class		15,048.20
	$1,633,903

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

47 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,259 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $41,671.

Annual Report

48

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class B	1.95% - 2.00%*	$839
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $208,748 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,833. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$428

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended November 30,	2005	2004A
From net investment income
Class A	$475,907	$159,582
Class T	830,178	189,189
Class B	141,821	55,805
Class C	339,138	123,216
Strategic Dividend & Income	12,270,157	4,080,966

49 Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Distributions to shareholders of each class were as follows: continued
Years ended November 30,		2005		2004A
From net investment income
Institutional Class		137,414		38,961
Total		$14,194,615		$4,647,719
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended November 30,	2005	2004A	2005	2004A
Class A
Shares sold	1,768,977	2,191,945	$20,345,648	$22,746,005
Reinvestment of distributions .	30,595	10,552	349,961	110,590
Shares redeemed	(589,953)	(220,797)	(6,809,260)	(2,287,113)
Net increase (decrease)	1,209,619	1,981,700	$13,886,349	$20,569,482
Class T
Shares sold	3,882,259	3,511,538	$44,416,238	$36,655,001
Reinvestment of distributions .	59,648	14,112	681,858	147,959
Shares redeemed	(669,970)	(230,386)	(7,729,006)	(2,405,951)
Net increase (decrease)	3,271,937	3,295,264	$37,369,090	$34,397,009
Class B
Shares sold	744,114	1,285,173	$8,505,041	$13,296,297
Reinvestment of distributions .	9,782	3,976	111,311	41,558
Shares redeemed	(344,455)	(72,792)	(3,964,823)	(752,799)
Net increase (decrease)	409,441	1,216,357	$4,651,529	$12,585,056
Class C
Shares sold	2,014,501	2,813,304	$23,123,712	$29,175,332
Reinvestment of distributions .	19,942	7,379	227,493	77,088
Shares redeemed	(545,060)	(218,090)	(6,287,937)	(2,262,584)
Net increase (decrease)	1,489,383	2,602,593	$17,063,268	$26,989,836
Strategic Dividend & Income
Shares sold	36,814,600	55,474,221	$424,067,244	$580,932,738
Reinvestment of distributions .	944,881	341,097	10,819,574	3,577,556
Shares redeemed	(15,256,951)	(12,984,227)	(176,595,063)	(134,752,835)
Net increase (decrease)	22,502,530	42,831,091	$258,291,755	$449,757,459
Institutional Class
Shares sold	398,296	464,040	$4,580,059	$4,776,823
Reinvestment of distributions .	5,438	1,845	62,299	19,348
Shares redeemed	(48,869)	(18,218)	(567,988)	(186,845)
Net increase (decrease)	354,865	447,667	$4,074,370	$4,609,326
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Annual Report		50

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Financial Trust) at Novem ber 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Dividend & Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewatershouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

51 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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52

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

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56

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Harley Lank (37)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Lank also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibili ties, Mr. Lank has worked as an analyst and manager.

Thomas Soviero (42)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Soviero also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Soviero has worked as a research analyst, manager and direc tor of high yield research.

Eric D. Roiter (57)

Year of Election or Appointment: 2003

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

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58

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Ser vices Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Offi cer for Fidelity Investments Institutional Services Company, Inc.

(1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Trea surer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity In vestments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

59 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

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60

Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice Pres ident and Head of Fund Reporting (1996 2003).

61 Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio se curities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/19/05	12/16/05	$0.050	$0.13
Class T	12/19/05	12/16/05	$0.043	$0.13
Class B	12/19/05	12/16/05	$0.026	$0.13
Class C	12/19/05	12/16/05	$0.028	$0.13

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended November 30, 2005, $12,115,601 or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended November 30, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts pre viously designated as capital gain dividends with respect to such year.

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 96%, and 100%; Class T designates 100%, and 100%; Class B designates 100%, and 100%; and Class C designates 100%, and 100% of the dividends distributed in December 2004 and July 2005, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

Class A designates 100%, and 100%; Class T designates 100%, and 100%; Class B designates 100%, and 100%; and Class C designates 100%, and 100% of the dividends distributed in December 2004 and July 2005, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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62

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000

	# of	% of
	Votes	Votes

Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

63 Annual Report

Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

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64

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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66

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s four general investment categories according to their respective weightings in the fund’s neutral mix.

67 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the retail class of the fund was in the first quartile for the one year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

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68

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

69 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Institutional Class and Fidelity Strategic Dividend & Income Fund (retail class) ranked below its competi tive median for 2004, and the total expenses of each of Class C and Class T ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for

Annual Report

70

groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if

71 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Annual Report

72

73 Annual Report

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74

75 Annual Report

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76

77 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASDI-UANN-0106 1.802529.101

Fidelity Advisor Strategic Dividend & Income Fund - Institutional Class

Annual Report November 30, 2005

Institutional Class is a class of Fidelity® Strategic Dividend & Income® Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	7	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	8	An example of shareholder expenses.
Example
Investment Changes	10	A summary of the fund’s investments.
Investments	11	A complete list of the fund’s investments
		with their market values.
Financial Statements	32	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	42	Notes to the financial statements.
Report of Independent	51
Registered Public
Accounting Firm
Trustees and Officers	52
Distributions	62
Proxy Voting Results	63
Board Approval of	65
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended November 30, 2005	Past 1	Life of
	year	FundA
Institutional Class	11.98%	12.58%

A From December 23, 2003.

5 Annual Report 5

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

Annual Report

6

Management’s Discussion of Fund Performance

Comments from Christopher Sharpe and Derek Young, who became Lead Co Managers of Fidelity Advisor Strategic Dividend & Income Fund on July 29, 2005

Numerous events unfolded during the 12 month period ending November 30, 2005, that were major influences on the U.S. equity markets. Issues exerting downward pressure on stocks included higher levels of inflation, eight short term interest rate hikes by the Federal Reserve Board, exorbitant energy prices, and a Category 4 hurricane that devastated both the city of New Orleans and several nearby oil production and refinery facilities. Grabbing most of the markets’ upbeat headlines was consistent strength in consumer spending, corporate earnings and gross domestic product (GDP). When all was said and done, investors demonstrated their conviction in the economy, pushing stocks higher across the board. By period end, the Standard & Poor’s 500SM Index, the NASDAQ Composite® Index and the Dow Jones Industrial AverageSM approached or exceeded four and a half year highs. For the 12 months overall, the S&P 500® was up 8.44%, the NASDAQ® rose 7.28% and the Dow advanced 6.07%, threatening to eclipse the 11,000 threshold for the first time since early 2000.

Fidelity Advisor Strategic Dividend & Income Fund’s Institutional Class shares were up 11.98% for the 12 months ending November 30, 2005, while the Fidelity Strategic Dividend & Income Composite Index rose 8.52% and the LipperSM Equity Income Objective Funds Average returned 8.23% . The fund’s overall asset allocation strategy was to overweight riskier assets such as equities and the more volatile segments of the fund’s other investment categories and underweight fixed income like instruments relative to the composite index. All four of the fund’s subportfolios turned in strong performance for the year, beating their respective benchmarks. The fund’s overweighting in common stocks included a selected group of large cap value names that did particularly well and drove a big portion of the fund’s performance. The strong performance of the common stock subportfolio was partially offset by underweighting real estate investment trusts (REITs), which, given their particularly good returns, caused the fund to miss some of the robust gains of that asset class. Security selection in energy was a consistent theme almost across the board, driving strong performance in the preferred stock and convertibles subportfolios, as well as in common stocks. Solid stock picking also led to outsized returns in the REIT subportfolio.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report 7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2005 to November 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class A
Actual	$1,000.00	$1,084.90	$6.01
HypotheticalA	$1,000.00	$1,019.30	$5.82
Class T
Actual	$1,000.00	$1,084.80	$7.11
HypotheticalA	$1,000.00	$1,018.25	$6.88
Class B
Actual	$1,000.00	$1,080.90	$10.17
HypotheticalA	$1,000.00	$1,015.29	$9.85

Annual Report 8

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	June 1, 2005 to
	June 1, 2005	November 30, 2005	November 30, 2005
Class C
Actual	$1,000.00	$1,082.10	$9.81
HypotheticalA	$1,000.00	$1,015.64	$9.50
Strategic Dividend & Income
Actual	$1,000.00	$1,087.90	$4.19
HypotheticalA	$1,000.00	$1,021.06	$4.05
Institutional Class
Actual	$1,000.00	$1,086.90	$4.29
HypotheticalA	$1,000.00	$1,020.96	$4.15

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.95%
Class C	1.88%
Strategic Dividend & Income	80%
Institutional Class	82%

9 Annual Report

Investment Changes

Top Ten Investments as of November 30, 2005
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group, Inc.	2.5	1.7
Honeywell International, Inc.	2.0	1.6
General Electric Co.	1.8	3.6
Exxon Mobil Corp.	1.7	2.0
El Paso Corp. 4.99%	1.1	1.2
Bank of America Corp.	1.0	1.4
Valero Energy Corp. 2.00%	0.9	0.8
Halliburton Co.	0.9	0.6
JPMorgan Chase & Co.	0.9	0.2
Baxter International, Inc.	0.9	1.0
	13.7
Top Five Market Sectors as of November 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	32.8	31.5
Energy	11.9	9.9
Industrials	9.7	11.0
Health Care	9.6	10.0
Information Technology	9.5	10.3

Annual Report 10

Investments November 30, 2005
Showing Percentage of Net Assets

Corporate Bonds 12.7%
	Principal	Value
	Amount	(Note 1)
Convertible Bonds – 12.7%

CONSUMER DISCRETIONARY – 2.7%
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 1.132% 4/29/33 (e)	$ 6,820,000	$ 5,565,802
Kerzner International Ltd. 2.375% 4/15/24	4,660,000	5,700,112
Six Flags, Inc. 4.5% 5/15/15	3,300,000	4,228,290
		15,494,204
Media – 1.2%
Charter Communications, Inc.:
5.875% 11/16/09 (g)	700,000	526,750
5.875% 11/16/09	10,160,000	7,645,400
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	580,000	510,765
XM Satellite Radio, Inc. 1.75% 12/1/09 (g)	3,300,000	2,876,280
		11,559,195

TOTAL CONSUMER DISCRETIONARY		27,053,399

ENERGY 1.2%
Energy Equipment & Services – 0.8%
Halliburton Co. 3.125% 7/15/23	4,260,000	7,414,232
Oil, Gas & Consumable Fuels – 0.4%
McMoRan Exploration Co. 6% 7/2/08	3,000,000	4,102,500

TOTAL ENERGY		11,516,732

FINANCIALS – 0.6%
Consumer Finance – 0.6%
American Express Co.:
1.85% 12/1/33 (e)(g)	1,800,000	1,914,840
1.85% 12/1/33 (e)	3,850,000	4,095,630
		6,010,470

HEALTH CARE – 2.9%
Biotechnology – 1.0%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	4,780,000	4,385,650
Protein Design Labs, Inc. 2% 2/15/12 (g)	1,540,000	2,002,955
Serologicals Corp.:
4.75% 8/15/33 (g)	770,000	1,137,752
4.75% 8/15/33	1,500,000	2,216,400
		9,742,757

See accompanying notes which are an integral part of the financial statements.

11		Annual Report

Investments continued

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

HEALTH CARE – continued
Health Care Equipment & Supplies – 1.9%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (h)	$3,640,000	$5,557,843
Cytyc Corp. 2.25% 3/15/24	2,900,000	3,128,520
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	995,000	1,437,705
2.5% 10/1/23	2,400,000	3,467,832
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,495,892
		19,087,792

TOTAL HEALTH CARE		28,830,549

INDUSTRIALS – 1.6%
Airlines – 0.6%
America West Holding Corp. 7.5% 1/18/09	600,000	705,000
Continental Airlines, Inc. 4.5% 2/1/07	5,170,000	4,544,999
US Airways Group, Inc. 7% 9/30/20 (g)	650,000	1,012,830
		6,262,829
Industrial Conglomerates – 0.4%
Tyco International Group SA yankee 3.125% 1/15/23 .	3,010,000	4,056,276
Marine – 0.6%
OMI Corp. 2.875% 12/1/24	6,300,000	5,922,000

TOTAL INDUSTRIALS		16,241,105

INFORMATION TECHNOLOGY – 3.5%
Communications Equipment – 0.6%
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,960,000
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,701,649
		5,661,649
Computers & Peripherals – 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,487,501
Electronic Equipment & Instruments – 1.1%
Flextronics International Ltd. 1% 8/1/10	6,420,000	5,802,396
Vishay Intertechnology, Inc. 3.625% 8/1/23	5,560,000	5,299,236
		11,101,632
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	3,861,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Corporate Bonds continued
	Principal	Value
	Amount	(Note 1)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
IT Services – 0.6%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	$1,240,000	$ 1,640,024
4.125% 8/15/23	3,470,000	4,589,422
		6,229,446
Semiconductors & Semiconductor Equipment – 0.6%
EMCORE Corp. 5% 5/15/11	1,000,000	960,000
ON Semiconductor Corp. 0% 4/15/24	6,500,000	5,248,750
		6,208,750

TOTAL INFORMATION TECHNOLOGY		34,549,978

UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. 2.5% 6/15/21 (d)	1,690,000	1,774,500

TOTAL CONVERTIBLE BONDS		125,976,733
Nonconvertible Bonds – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Stanley-Martin Communities LLC 9.75% 8/15/15 (g)	90,000	82,800
TOTAL CORPORATE BONDS
(Cost $121,939,884)		126,059,533

Common Stocks 69.5%
	Shares

CONSUMER DISCRETIONARY – 6.1%
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)	24,500	1,744,400
Coinmach Service Corp. unit	156,800	2,359,840
Service Corp. International (SCI)	128,000	1,050,880
		5,155,120
Hotels, Restaurants & Leisure 1.1%
Centerplate, Inc. unit	318,800	4,023,256
Hilton Hotels Corp.	60,000	1,315,200
McDonald’s Corp.	71,800	2,430,430

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Red Robin Gourmet Burgers, Inc. (a)	15,000	$823,500
Starwood Hotels & Resorts Worldwide, Inc. unit	38,100	2,305,050
		10,897,436
Household Durables – 0.4%
D.R. Horton, Inc.	32,000	1,134,080
KB Home	7,000	488,390
LG Electronics, Inc.	4,250	321,976
Sony Corp. sponsored ADR	47,000	1,739,470
		3,683,916
Internet & Catalog Retail 0.6%
Coldwater Creek, Inc. (a)	40,000	1,256,000
eBay, Inc. (a)	89,000	3,988,090
Expedia, Inc. (a)	13,750	340,863
IAC/InterActiveCorp (a)	17,750	490,078
		6,075,031
Leisure Equipment & Products – 0.7%
Eastman Kodak Co.	256,500	6,148,305
Leapfrog Enterprises, Inc. Class A (a)(f)	75,000	978,000
		7,126,305
Media – 1.9%
Clear Channel Communications, Inc.	41,600	1,354,496
Clear Channel Outdoor Holding, Inc. Class A	40,000	812,000
Lamar Advertising Co. Class A (a)	71,100	3,295,485
News Corp. Class A	22,400	331,744
The Reader’s Digest Association, Inc. (non-vtg.)	30,000	465,900
Time Warner, Inc.	210,900	3,791,982
Univision Communications, Inc. Class A (a)	164,500	4,972,835
Viacom, Inc. Class B (non-vtg.)	23,130	772,542
Walt Disney Co.	113,700	2,834,541
		18,631,525
Multiline Retail – 0.1%
Federated Department Stores, Inc.	22,000	1,417,460
Specialty Retail – 0.8%
Gymboree Corp. (a)	25,000	564,000
Home Depot, Inc.	103,100	4,307,518
Maidenform Brands, Inc.	3,500	45,010
OfficeMax, Inc.	35,000	1,021,300

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Staples, Inc.	47,200	$ 1,090,320
Urban Outfitters, Inc. (a)	25,000	771,500
		7,799,648
Textiles, Apparel & Luxury Goods – 0.0%
Under Armour, Inc. Class A	800	18,104

TOTAL CONSUMER DISCRETIONARY		60,804,545

CONSUMER STAPLES 3.3%
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	40,800	784,176
Diageo PLC sponsored ADR	13,000	755,950
PepsiCo, Inc.	13,500	799,200
The Coca-Cola Co.	60,000	2,561,400
		4,900,726
Food & Staples Retailing – 1.0%
CVS Corp.	25,000	675,500
Kroger Co. (a)	166,000	3,230,360
Safeway, Inc.	135,600	3,152,700
Wal-Mart Stores, Inc.	46,500	2,258,040
Walgreen Co.	15,000	685,200
		10,001,800
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,282,895
Nestle SA (Reg.)	4,000	1,186,447
Tyson Foods, Inc. Class A	63,000	1,060,290
		4,529,632
Household Products – 0.6%
Colgate-Palmolive Co.	105,000	5,724,600
Personal Products 0.1%
Avon Products, Inc.	25,000	683,750
Tobacco 0.7%
Altria Group, Inc.	99,300	7,228,047

TOTAL CONSUMER STAPLES		33,068,555

ENERGY 8.0%
Energy Equipment & Services – 3.4%
BJ Services Co.	83,800	3,071,270

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Energy Equipment & Services – continued
FMC Technologies, Inc. (a)	34,000	$1,397,060
GlobalSantaFe Corp.	50,800	2,304,288
Halliburton Co.	144,200	9,178,330
National Oilwell Varco, Inc. (a)	95,514	5,790,059
Noble Corp.	16,500	1,189,155
Pride International, Inc. (a)	81,300	2,421,927
Schlumberger Ltd. (NY Shares)	56,500	5,408,745
Smith International, Inc.	42,000	1,587,180
Weatherford International Ltd. (a)	18,000	1,251,180
		33,599,194
Oil, Gas & Consumable Fuels – 4.6%
Amerada Hess Corp.	16,000	1,960,320
Apache Corp.	18,400	1,201,152
Chevron Corp.	117,100	6,711,001
ConocoPhillips	32,400	1,960,524
CONSOL Energy, Inc.	9,000	582,480
Devon Energy Corp.	34,000	2,046,800
El Paso Corp.	102,000	1,120,980
Encore Acquisition Co. (a)	14,000	434,560
Exxon Mobil Corp.	291,300	16,904,139
Houston Exploration Co. (a)	18,000	983,880
Massey Energy Co.	15,000	569,250
Occidental Petroleum Corp.	22,300	1,768,390
OMI Corp.	50,000	970,000
Quicksilver Resources, Inc. (a)	101,450	3,840,897
Valero Energy Corp.	35,000	3,367,000
XTO Energy, Inc.	43,000	1,749,670
		46,171,043

TOTAL ENERGY		79,770,237

FINANCIALS – 25.5%
Capital Markets 3.0%
Bear Stearns Companies, Inc.	8,200	910,118
Charles Schwab Corp.	107,000	1,631,750
Investors Financial Services Corp.	26,000	981,500
Lehman Brothers Holdings, Inc.	14,800	1,864,800
Merrill Lynch & Co., Inc.	76,600	5,087,772
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,020,256
Morgan Stanley	75,000	4,202,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc.	95,000	$ 1,581,750
Nuveen Investments, Inc. Class A	20,000	829,200
State Street Corp.	69,000	3,980,610
TradeStation Group, Inc. (a)	59,500	708,645
UBS AG (NY Shares)	15,000	1,378,800
		30,177,451
Commercial Banks – 2.3%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (a)(f)	23,000	1,412,200
Bank of America Corp.	224,914	10,321,303
Korea Exchange Bank (a)	130,000	1,641,445
UCBH Holdings, Inc.	68,600	1,210,104
Wachovia Corp.	112,884	6,028,006
Wells Fargo & Co.	40,800	2,564,280
		23,177,338
Diversified Financial Services – 1.6%
CBOT Holdings, Inc. Class A	300	29,025
Citigroup, Inc.	145,000	7,039,750
IntercontinentalExchange, Inc.	1,400	45,220
JPMorgan Chase & Co.	231,904	8,870,328
		15,984,323
Insurance – 5.6%
ACE Ltd.	117,200	6,504,600
American International Group, Inc.	375,500	25,211,063
Aspen Insurance Holdings Ltd.	25,000	625,750
Endurance Specialty Holdings Ltd.	18,000	620,100
Hartford Financial Services Group, Inc.	72,000	6,290,640
Hilb Rogal & Hobbs Co.	43,000	1,676,140
Montpelier Re Holdings Ltd.	20,000	392,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	849,468
PartnerRe Ltd.	56,000	3,823,680
Platinum Underwriters Holdings Ltd.	26,700	813,282
Scottish Re Group Ltd.	35,000	883,050
Swiss Reinsurance Co. (Reg.)	12,000	886,185
The Chubb Corp.	7,000	677,880
The St. Paul Travelers Companies, Inc.	32,800	1,526,184
W.R. Berkley Corp.	92,400	4,307,688
XL Capital Ltd. Class A	16,000	1,062,080
		56,150,390

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate 12.1%
Apartment Investment & Management Co. Class A	30,900	$1,196,757
AvalonBay Communities, Inc.	32,660	2,986,757
Boston Properties, Inc.	68,614	5,160,459
Capital Automotive (REIT) (SBI)	21,900	845,997
CarrAmerica Realty Corp.	49,680	1,753,704
CBL & Associates Properties, Inc.	39,840	1,603,560
Cedar Shopping Centers, Inc.	28,000	385,000
CenterPoint Properties Trust (SBI)	60,130	2,747,340
Columbia Equity Trust, Inc.	58,300	844,767
Correctional Properties Trust	39,100	1,124,516
Cousins Properties, Inc.	13,800	384,192
Duke Realty Corp.	120,460	4,095,640
Equity Lifestyle Properties, Inc.	58,360	2,705,570
Equity Office Properties Trust	201,710	6,289,318
Equity Residential (SBI)	172,580	7,034,361
Federal Realty Investment Trust (SBI)	18,020	1,134,900
General Growth Properties, Inc.	162,525	7,414,391
GMH Communities Trust	63,400	955,438
Healthcare Realty Trust, Inc.	29,300	1,026,086
Host Marriott Corp.	119,300	2,135,470
Inland Real Estate Corp.	96,640	1,438,003
Innkeepers USA Trust (SBI)	7,300	127,312
Kilroy Realty Corp.	19,520	1,202,432
Kimco Realty Corp.	156,780	4,930,731
MeriStar Hospitality Corp. (a)	134,700	1,318,713
National Health Investors, Inc.	18,900	522,585
National Health Realty, Inc.	12,600	244,062
Newcastle Investment Corp.	13,400	363,542
Pan Pacific Retail Properties, Inc.	42,310	2,847,463
Pennsylvania (REIT) (SBI)	15,200	561,336
Plum Creek Timber Co., Inc.	112,680	4,390,013
Post Properties, Inc.	17,300	699,958
ProLogis Trust	185,565	8,417,228
Public Storage, Inc.	32,640	2,304,384
Rayonier, Inc.	29,820	1,185,047
Reckson Associates Realty Corp.	109,160	4,009,447
Shurgard Storage Centers, Inc. Class A	8,500	497,420
Simon Property Group, Inc.	87,210	6,742,205
SL Green Realty Corp.	42,600	3,146,010
Sovran Self Storage, Inc.	31,200	1,547,520
Tanger Factory Outlet Centers, Inc.	57,500	1,580,675

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Taubman Centers, Inc.	37,800	$ 1,323,756
The Mills Corp.	20,200	866,580
Trizec Properties, Inc.	184,050	4,137,444
Trustreet Properties, Inc.	19,600	306,544
United Dominion Realty Trust, Inc. (SBI)	258,620	5,790,502
Ventas, Inc.	110,850	3,495,101
Vornado Realty Trust	48,150	4,109,603
		119,929,839
Thrifts & Mortgage Finance – 0.9%
Doral Financial Corp.	87,000	878,700
Fannie Mae	79,400	3,815,170
Freddie Mac	26,900	1,679,905
Golden West Financial Corp., Delaware	16,800	1,088,472
Hudson City Bancorp, Inc.	39,000	464,490
Sovereign Bancorp, Inc.	40,300	880,958
W Holding Co., Inc.	24,480	201,960
		9,009,655

TOTAL FINANCIALS		254,428,996

HEALTH CARE – 6.7%
Biotechnology – 1.5%
Alkermes, Inc. (a)	9,000	163,620
Alnylam Pharmaceuticals, Inc. (a)	85,000	1,067,600
Amgen, Inc. (a)	17,000	1,375,810
Biogen Idec, Inc. (a)	30,000	1,284,300
BioMarin Pharmaceutical, Inc. (a)	95,000	925,300
Cephalon, Inc. (a)	104,000	5,288,400
Genentech, Inc. (a)	10,000	956,200
ImClone Systems, Inc. (a)	40,000	1,296,400
MedImmune, Inc. (a)	56,000	2,010,960
ONYX Pharmaceuticals, Inc. (a)	12,000	302,760
Serologicals Corp. (a)	18,000	361,440
		15,032,790
Health Care Equipment & Supplies – 2.4%
Aspect Medical Systems, Inc. (a)	15,000	565,050
Baxter International, Inc.	225,600	8,773,584
C.R. Bard, Inc.	15,000	973,050
Cooper Companies, Inc.	8,000	438,400
Dionex Corp. (a)	10,000	472,300

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Inverness Medical Innovations, Inc. (a)	41,200	$988,800
Medtronic, Inc.	49,100	2,728,487
PerkinElmer, Inc.	83,000	1,893,230
Syneron Medical Ltd. (a)	12,000	477,600
Thermo Electron Corp. (a)	92,400	2,850,540
Varian, Inc. (a)	15,000	629,400
Waters Corp. (a)	69,500	2,726,485
		23,516,926
Health Care Providers & Services – 0.8%
Community Health Systems, Inc. (a)	20,000	801,800
IMS Health, Inc.	30,000	733,500
McKesson Corp.	17,000	855,100
Psychiatric Solutions, Inc. (a)	21,300	1,201,746
Sierra Health Services, Inc. (a)	14,700	1,149,834
UnitedHealth Group, Inc.	38,200	2,286,652
WebMD Health Corp. Class A	18,700	495,363
		7,523,995
Pharmaceuticals – 2.0%
Allergan, Inc.	11,000	1,100,000
Merck & Co., Inc.	91,000	2,675,400
Pfizer, Inc.	303,000	6,423,600
Schering-Plough Corp.	128,600	2,484,552
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,000	2,575,440
Wyeth	121,800	5,062,008
		20,321,000

TOTAL HEALTH CARE		66,394,711

INDUSTRIALS – 7.9%
Aerospace & Defense – 2.3%
Hexcel Corp. (a)	30,000	498,900
Honeywell International, Inc.	540,300	19,742,562
Raytheon Co.	18,900	726,138
United Technologies Corp.	39,000	2,099,760
		23,067,360
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	36,000	1,337,040
Expeditors International of Washington, Inc.	11,000	781,110
		2,118,150

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	$955,364
AirTran Holdings, Inc. (a)	74,000	1,111,480
JetBlue Airways Corp. (a)	50,000	922,000
Southwest Airlines Co.	45,100	744,150
US Airways Group, Inc. (a)	12,500	419,875
		4,152,869
Building Products 0.2%
Lennox International, Inc.	37,000	1,080,770
Masco Corp.	17,100	509,067
		1,589,837
Commercial Services & Supplies – 0.2%
Robert Half International, Inc.	60,200	2,303,252
Construction & Engineering – 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	30,000	776,700
Fluor Corp.	54,100	4,008,810
Foster Wheeler Ltd. (a)	17,000	592,110
Jacobs Engineering Group, Inc. (a)	32,000	2,079,040
		7,456,660
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)	25,000	218,750
Rockwell Automation, Inc.	30,000	1,692,900
		1,911,650
Industrial Conglomerates – 2.6%
3M Co.	9,500	745,560
General Electric Co.	514,200	18,367,224
Smiths Group PLC	81,000	1,364,551
Tyco International Ltd.	190,800	5,441,616
		25,918,951
Machinery – 0.3%
Deere & Co.	22,000	1,525,700
ITT Industries, Inc.	7,000	761,320
Watts Water Technologies, Inc. Class A	17,000	491,130
		2,778,150
Road & Rail 0.4%
Norfolk Southern Corp.	89,700	3,968,328

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Trading Companies & Distributors – 0.3%
Watsco, Inc.	22,000	$ 1,380,500
WESCO International, Inc. (a)	37,000	1,544,750
		2,925,250

TOTAL INDUSTRIALS		78,190,457

INFORMATION TECHNOLOGY – 6.0%
Communications Equipment – 0.7%
Comverse Technology, Inc. (a)	76,000	1,991,960
Dycom Industries, Inc. (a)	55,000	1,123,650
Extreme Networks, Inc. (a)	75,000	369,000
MasTec, Inc. (a)	40,000	394,800
Motorola, Inc.	26,000	626,340
Nokia Corp. sponsored ADR	134,000	2,288,720
		6,794,470
Computers & Peripherals – 1.0%
EMC Corp. (a)	30,000	417,900
Hewlett-Packard Co.	286,900	8,512,323
Lexmark International, Inc. Class A (a)	9,000	428,580
Seagate Technology	65,000	1,229,800
		10,588,603
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	135,100	4,817,666
Amphenol Corp. Class A	14,000	584,780
Avnet, Inc. (a)	5,000	112,500
Jabil Circuit, Inc. (a)	28,000	927,360
Symbol Technologies, Inc.	132,200	1,511,046
Trimble Navigation Ltd. (a)	35,000	1,140,300
Vishay Intertechnology, Inc. (a)	117,000	1,501,110
		10,594,762
Internet Software & Services – 0.6%
Digital River, Inc. (a)	13,000	336,960
Google, Inc. Class A (sub. vtg.) (a)	9,100	3,685,409
Yahoo!, Inc. (a)	48,000	1,931,040
		5,953,409
IT Services – 0.5%
Anteon International Corp. (a)	29,500	1,264,665

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Ceridian Corp. (a)	67,000	$ 1,608,000
First Data Corp.	45,000	1,947,150
		4,819,815
Office Electronics – 0.1%
Xerox Corp. (a)	92,000	1,306,400
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp. (a)	30,000	547,800
Analog Devices, Inc.	32,000	1,213,440
Cabot Microelectronics Corp. (a)(f)	18,400	569,112
Freescale Semiconductor, Inc. Class A (a)	53,500	1,377,625
Intel Corp.	110,000	2,934,800
Maxim Integrated Products, Inc.	36,000	1,315,800
Micron Technology, Inc. (a)	64,000	912,640
PMC-Sierra, Inc. (a)	47,000	369,890
Saifun Semiconductors Ltd.	1,100	31,790
Samsung Electronics Co. Ltd.	1,480	853,050
		10,125,947
Software 1.0%
BEA Systems, Inc. (a)	105,900	928,743
Cognos, Inc. (a)	11,000	367,783
Macrovision Corp. (a)	7,000	108,780
Microsoft Corp.	175,900	4,874,189
NAVTEQ Corp. (a)	35,000	1,470,000
Symantec Corp. (a)	105,000	1,855,350
Ulticom, Inc. (a)	40,000	460,800
		10,065,645

TOTAL INFORMATION TECHNOLOGY		60,249,051

MATERIALS 3.2%
Chemicals – 1.9%
Chemtura Corp.	30,000	361,500
E.I. du Pont de Nemours & Co.	157,600	6,737,400
Ecolab, Inc.	35,100	1,167,777
Georgia Gulf Corp.	28,000	780,080
Lyondell Chemical Co.	113,733	2,892,230
Monsanto Co.	7,000	512,890
Mosaic Co. (a)	38,000	514,520
NOVA Chemicals Corp.	47,000	1,772,901
Praxair, Inc.	40,000	2,080,000

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Rockwood Holdings, Inc.	45,000	$820,800
Rohm & Haas Co.	17,000	744,600
		18,384,698
Construction Materials 0.1%
Martin Marietta Materials, Inc.	16,000	1,201,760
Containers & Packaging – 0.5%
Crown Holdings, Inc. (a)	25,000	463,500
Owens Illinois, Inc. (a)	84,700	1,842,225
Packaging Corp. of America	60,400	1,400,676
Smurfit-Stone Container Corp. (a)	125,000	1,583,750
		5,290,151
Metals & Mining – 0.7%
Alcoa, Inc.	45,700	1,252,637
Freeport-McMoRan Copper & Gold, Inc. Class B	25,000	1,302,750
Newmont Mining Corp.	94,800	4,372,176
		6,927,563

TOTAL MATERIALS		31,804,172

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	237,800	5,923,598
CenturyTel, Inc.	48,689	1,611,606
Covad Communications Group, Inc. (a)	676,200	527,436
Verizon Communications, Inc.	34,800	1,112,904
		9,175,544
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	151,000	4,120,790
Leap Wireless International, Inc. (a)	16,000	608,960
Nextel Partners, Inc. Class A (a)	83,000	2,199,500
Sprint Nextel Corp.	235,885	5,906,560
		12,835,810

TOTAL TELECOMMUNICATION SERVICES		22,011,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – 0.6%
Electric Utilities – 0.2%
PPL Corp.	50,600	$ 1,487,640
Westar Energy, Inc.	20,000	452,400
		1,940,040
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	55,600	876,812
TXU Corp.	5,460	560,360
		1,437,172
Multi-Utilities – 0.3%
CMS Energy Corp. (a)	84,700	1,184,106
PG&E Corp.	35,200	1,294,656
		2,478,762

TOTAL UTILITIES		5,855,974

TOTAL COMMON STOCKS
(Cost $602,537,612)		692,578,052

Preferred Stocks 15.3%

Convertible Preferred Stocks 6.0%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,889,695
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	463,716

TOTAL CONSUMER DISCRETIONARY		2,353,411

ENERGY 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Chesapeake Energy Corp. 4.50%	15,000	1,353,750
El Paso Corp. 4.99% (g)	10,000	10,328,900
Teekay Shipping Corp. Series A, 7.25%	125,000	6,011,250
Valero Energy Corp. 2.00%	96,600	9,207,912
		26,901,812

FINANCIALS – 0.6%
Diversified Financial Services – 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,822,500

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

FINANCIALS – continued
Insurance – 0.4%
Fortis Insurance NV 7.75% (g)	3,734	$ 4,564,815

TOTAL FINANCIALS		6,387,315

INDUSTRIALS – 0.1%
Road & Rail 0.1%
Kansas City Southern 4.25%	1,370	1,159,664
MATERIALS 1.2%
Chemicals – 0.7%
Celanese Corp. 4.25%	252,600	6,605,490
Containers & Packaging – 0.4%
Owens Illinois, Inc. 4.75%	113,510	4,143,115
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (g)	1,050	1,191,351

TOTAL MATERIALS		11,939,956

UTILITIES – 1.2%
Electric Utilities – 0.7%
AES Trust VII 6.00%	140,500	6,673,750
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. 4.00% (g)	3,900	4,812,620

TOTAL UTILITIES		11,486,370

TOTAL CONVERTIBLE PREFERRED STOCKS		60,228,528
Nonconvertible Preferred Stocks 9.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	930,000
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,038,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – 6.1%
Capital Markets 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	$748,500
Series G, 5.49%	15,000	741,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,054,000
Series C, 4.9931%	40,000	1,020,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,292,981
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,952,000
		12,808,481
Commercial Banks – 1.4%
ABN Amro Capital Funding Trust VII 6.08%	40,400	965,156
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	5,000,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,048,000
Series G, 4.9175%	80,000	2,040,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,743,675
		13,797,631
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,010,000
Series A, 6.97%	43,400	2,317,560
		3,327,560
Diversified Financial Services – 0.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	467,600
CIT Group, Inc. Series B, 5.189%	15,000	1,485,900
JPMorgan Chase & Co. (depositary shares) Series H, 6.625% .	6,530	332,377
		2,285,877
Insurance – 0.2%
AmerUs Group Co. 7.25%	40,000	994,000
MetLife, Inc. Series A, 4.39%	40,000	1,029,600
		2,023,600
Real Estate 0.7%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,175,308
Series V, 8.00%	79,000	1,982,900
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,268,544

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate continued
Host Marriott Corp. Series E, 8.875%	20,000	$547,000
Vornado Realty Trust Series E, 7.00%	40,000	1,003,200
		6,976,952
Thrifts & Mortgage Finance – 2.0%
Fannie Mae:
7.00%	42,200	2,346,320
Series H, 5.81%	49,200	2,290,260
Series L, 5.125%	90,900	3,858,705
Series N, 5.50%	71,650	3,144,002
Freddie Mac:
Series F, 5.00%	58,500	2,433,600
Series H, 5.10%	10,300	432,600
Series K, 5.79%	35,200	1,687,840
Series O, 5.81%	19,500	965,250
Series R, 5.70%	57,000	2,716,050
		19,874,627

TOTAL FINANCIALS		61,094,728

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
RC Trust I 7.00%	9,680	488,235

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	841,500
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	468,480

TOTAL MATERIALS		1,309,980

UTILITIES – 2.8%
Electric Utilities – 2.4%
Alabama Power Co. 5.30%	88,600	2,075,012
Duquesne Light Co. 6.50%	106,050	5,456,273
FPL Group Capital Trust I 5.875%	20,000	471,200
Heco Capital Trust III 6.50%	12,000	307,440
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	355,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Pacific Gas & Electric Co.: – continued
Series B, 5.50%	61,900	$ 1,420,605
Series D 5.00%	69,200	1,439,360
Southern California Edison Co.:
4.78%	46,500	988,125
5.349%	40,000	4,040,000
6.125%	30,000	3,000,000
Series B, 4.08%	27,271	538,602
Series C, 4.24%	94,600	1,797,400
Series D, 4.32%	70,000	1,344,000
		23,233,762
Multi-Utilities – 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,513,123
San Diego Gas & Electric Co. 1.70%	67,548	1,745,697
		4,258,820

TOTAL UTILITIES		27,492,582

TOTAL NONCONVERTIBLE PREFERRED STOCKS		92,354,025

TOTAL PREFERRED STOCKS
(Cost $148,071,869)		152,582,553

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Money Market Funds 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.08% (b)	22,090,879	$22,090,879
Fidelity Securities Lending Cash Central Fund,
4.09% (b)(c)	2,434,150	2,434,150
TOTAL MONEY MARKET FUNDS
(Cost $24,525,029)		24,525,029
TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $897,074,394)		995,745,167

NET OTHER ASSETS – 0.0%		428,432
NET ASSETS 100%		$996,173,599

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities
TIDES	—	Term Income Deferred Equity
Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(f) Security or a portion of the security is on
loan at period end.

(g) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $38,529,622 or
3.9% of net assets.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Affiliated Central Funds

Information regarding income received by the fund from the affiliated Central funds during the period is as follows:

Fund	Income received
Fidelity Cash Central Fund	$597,880
Fidelity Securities Lending Cash Central Fund	41,671
Total	$639,551

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA, AA, A	1.7%
BBB	1.2%
BB	2.2%
B	2.7%
CCC, CC, C	2.1%
D	0.2%
Not Rated	2.6%
Equities	84.8%
Short Term Investments and Net
Other Assets	2.5%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Statements

Statement of Assets and Liabilities
		November 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $2,392,488) See accompanying
schedule:
Unaffiliated issuers (cost $872,549,365)	$971,220,138
Affiliated Central Funds (cost $24,525,029)	24,525,029
Total Investments (cost $897,074,394)		$995,745,167
Cash		68,659
Receivable for investments sold		6,337,511
Receivable for fund shares sold		1,953,755
Dividends receivable		1,526,164
Interest receivable		935,785
Prepaid expenses		4,886
Receivable from investment adviser for expense
reductions		9
Other receivables		49,770
Total assets		1,006,621,706

Liabilities
Payable for investments purchased	$6,206,782
Payable for fund shares redeemed	1,036,991
Accrued management fee	462,756
Distribution fees payable	96,374
Other affiliated payables	181,958
Other payables and accrued expenses	29,096
Collateral on securities loaned, at value	2,434,150
Total liabilities		10,448,107

Net Assets		$996,173,599
Net Assets consist of:
Paid in capital		$884,247,267
Undistributed net investment income		3,125,667
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		10,129,892
Net unrealized appreciation (depreciation) on
investments		98,670,773
Net Assets		$996,173,599

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Statement of Assets and Liabilities continued
November 30, 2005

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($38,885,723 ÷ 3,191,319 shares)	$12.18

Maximum offering price per share (100/94.25 of $12.18)	$12.92
Class T:
Net Asset Value and redemption price per share
($79,920,243 ÷ 6,567,201 shares)	$12.17

Maximum offering price per share (100/96.50 of $12.17)	$12.61
Class B:
Net Asset Value and offering price per share
($19,743,710 ÷ 1,625,798 shares)A	$12.14

Class C:
Net Asset Value and offering price per share
($49,712,764 ÷ 4,091,976 shares)A	$12.15

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($798,113,368 ÷ 65,333,621 shares)	$12.22

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($9,797,791 ÷ 802,532 shares)	$12.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements continued

Statement of Operations
	Year ended November 30, 2005

Investment Income
Dividends		$ 18,836,322
Interest		3,135,959
Income from affiliated Central Funds		639,551
Total income		22,611,832

Expenses
Management fee	$4,715,492
Transfer agent fees	1,633,903
Distribution fees	948,528
Accounting and security lending fees	301,582
Independent trustees’ compensation	3,582
Custodian fees and expenses	34,296
Registration fees	129,298
Audit	37,554
Legal	3,378
Miscellaneous	29,118
Total expenses before reductions	7,836,731
Expense reductions	(214,848)	7,621,883

Net investment income (loss)		14,989,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,346,538
Foreign currency transactions	1,294
Futures contracts	364,449
Total net realized gain (loss)		18,712,281
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,851,577
Futures contracts	(290,281)
Total change in net unrealized appreciation
(depreciation)		59,561,296
Net gain (loss)		78,273,577
Net increase (decrease) in net assets resulting from
operations		$ 93,263,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
		For the period
		December 23, 2003
	Year ended	(commencement
	November 30,	of operations) to
	2005	November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,989,949	$6,636,433
Net realized gain (loss)	18,712,281	(8,238,032)
Change in net unrealized appreciation (depreciation)	59,561,296	39,109,477
Net increase (decrease) in net assets resulting
from operations	93,263,526	37,507,878
Distributions to shareholders from net investment income	(14,194,615)	(4,647,719)
Share transactions - net increase (decrease)	335,336,361	548,908,168
Total increase (decrease) in net assets	414,405,272	581,768,327

Net Assets
Beginning of period	581,768,327	—
End of period (including undistributed net investment
income of $3,125,667 and undistributed net in-
vestment income of $2,463,649, respectively)	$996,173,599	$581,768,327

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights Class A

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	18	.16
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.28	1.20
Distributions from net investment income	(.19)	(.11)
Net asset value, end of period	$ 12.18	$ 11.09
Total ReturnB,C,D	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.16%	1.20%A
Expenses net of fee waivers, if any	1.16%	1.20%A
Expenses net of all reductions	1.13%	1.17%A
Net investment income (loss)	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$38,886	$21,985
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Financial Highlights Class T

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	16	.13
Net realized and unrealized gain (loss)	1.09	1.04
Total from investment operations	1.25	1.17
Distributions from net investment income	(.16)	(.09)
Net asset value, end of period	$ 12.17	$ 11.08
Total ReturnB,C,D	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.38%	1.45%A
Expenses net of fee waivers, if any	1.38%	1.45%A
Expenses net of all reductions	1.35%	1.42%A
Net investment income (loss)	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,920	$36,526
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Highlights Class B

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.18	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.14	$ 11.06
Total ReturnB,C,D	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%	1.99%A
Expenses net of fee waivers, if any	1.95%	1.95%A
Expenses net of all reductions	1.93%	1.92%A
Net investment income (loss)	81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$19,744	$13,457
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights Class C

Years ended November 30,	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.09
Net realized and unrealized gain (loss)	1.09	1.03
Total from investment operations	1.19	1.12
Distributions from net investment income	(.10)	(.06)
Net asset value, end of period	$ 12.15	$ 11.06
Total ReturnB,C,D	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.90%	1.94%A
Expenses net of fee waivers, if any	1.90%	1.94%A
Expenses net of all reductions	1.87%	1.92%A
Net investment income (loss)	86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$49,713	$28,795
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Financial Highlights Strategic Dividend & Income

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.11	1.04
Total from investment operations	1.33	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.22	$ 11.11
Total ReturnB,C	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	82%	.90%A
Expenses net of fee waivers, if any	82%	.90%A
Expenses net of all reductions	79%	.87%A
Net investment income (loss)	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$798,113	$476,032
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

40

Financial Highlights Institutional Class

Years ended November 30,	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	22	.19
Net realized and unrealized gain (loss)	1.10	1.04
Total from investment operations	1.32	1.23
Distributions from net investment income	(.22)	(.12)
Net asset value, end of period	$ 12.21	$ 11.11
Total ReturnB,C	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	83%	.88%A
Expenses net of fee waivers, if any	83%	.88%A
Expenses net of all reductions	81%	.85%A
Net investment income (loss)	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,798	$ 4,973
Portfolio turnover rate	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Notes to Financial Statements

For the period ended November 30, 2005

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

42

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest

43 Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Investment Transactions and Income continued

income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on a non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collect ibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

44

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$117,727,083
Unrealized depreciation	(20,680,574)
Net unrealized appreciation (depreciation)	97,046,509
Undistributed ordinary income	2,727,387
Undistributed long term capital gain	10,623,955

Cost for federal income tax purposes	$898,698,658

The tax character of distributions paid was as follows:
	November 30, 2005	November 30, 2004
Ordinary Income	$14,194,615	$4,647,719

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the con tracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of

45 Annual Report

Notes to Financial Statements continued

2. Operating Policies continued

Restricted Securities continued

these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $861,207,440 and $515,959,184, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$76,149	$764
Class T	25%	.25%	308,412	8,604
Class B	75%	.25%	168,313	129,099
Class C	75%	.25%	395,654	169,537
			$948,528	$308,004

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Annual Report

46

4. Fees and Other Transactions with Affiliates continued
Sales Load continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$83,467
Class T	36,944
Class B*	28,188
Class C*	8,440
$157,039

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respec tive classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A		$83,483.27
Class T		150,121.24
Class B		54,414.32
Class C		104,402.26
Strategic Dividend & Income		1,226,435.18
Institutional Class		15,048.20
	$1,633,903

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

47 Annual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,259 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $41,671.

Annual Report

48

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class B	1.95% - 2.00%*	$839
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $208,748 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $4,833. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$428

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended November 30,		2005	2004A
From net investment income
Class A		$475,907	$159,582
Class T		830,178	189,189
Class B		141,821	55,805
Class C		339,138	123,216
Strategic Dividend & Income		12,270,157	4,080,966

	49		Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates continued

Distributions to shareholders of each class were as follows: continued
Years ended November 30,		2005		2004A
From net investment income
Institutional Class		137,414		38,961
Total		$14,194,615		$4,647,719
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended November 30,	2005	2004A	2005	2004A
Class A
Shares sold	1,768,977	2,191,945	$20,345,648	$22,746,005
Reinvestment of distributions .	30,595	10,552	349,961	110,590
Shares redeemed	(589,953)	(220,797)	(6,809,260)	(2,287,113)
Net increase (decrease)	1,209,619	1,981,700	$13,886,349	$20,569,482
Class T
Shares sold	3,882,259	3,511,538	$44,416,238	$36,655,001
Reinvestment of distributions .	59,648	14,112	681,858	147,959
Shares redeemed	(669,970)	(230,386)	(7,729,006)	(2,405,951)
Net increase (decrease)	3,271,937	3,295,264	$37,369,090	$34,397,009
Class B
Shares sold	744,114	1,285,173	$8,505,041	$13,296,297
Reinvestment of distributions .	9,782	3,976	111,311	41,558
Shares redeemed	(344,455)	(72,792)	(3,964,823)	(752,799)
Net increase (decrease)	409,441	1,216,357	$4,651,529	$12,585,056
Class C
Shares sold	2,014,501	2,813,304	$23,123,712	$29,175,332
Reinvestment of distributions .	19,942	7,379	227,493	77,088
Shares redeemed	(545,060)	(218,090)	(6,287,937)	(2,262,584)
Net increase (decrease)	1,489,383	2,602,593	$17,063,268	$26,989,836
Strategic Dividend & Income
Shares sold	36,814,600	55,474,221	$424,067,244	$580,932,738
Reinvestment of distributions .	944,881	341,097	10,819,574	3,577,556
Shares redeemed	(15,256,951)	(12,984,227)	(176,595,063)	(134,752,835)
Net increase (decrease)	22,502,530	42,831,091	$258,291,755	$449,757,459
Institutional Class
Shares sold	398,296	464,040	$4,580,059	$4,776,823
Reinvestment of distributions .	5,438	1,845	62,299	19,348
Shares redeemed	(48,869)	(18,218)	(567,988)	(186,845)
Net increase (decrease)	354,865	447,667	$4,074,370	$4,609,326
A For the period December 23, 2003 (commencement of operations) to November 30, 2004.

Annual Report		50

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Financial Trust) at Novem ber 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Strategic Dividend & Income Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts January 17, 2006

51 Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 235 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1982

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

52

Name, Age; Principal Occupation Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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54

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

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56

Name, Age; Principal Occupation William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Financial Trust. Vice Chair man and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Harley Lank (37)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Lank also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibili ties, Mr. Lank has worked as an analyst and manager.

Thomas Soviero (42)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Soviero also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibili ties, Mr. Soviero has worked as a research analyst, manager and direc tor of high yield research.

Eric D. Roiter (57)

Year of Election or Appointment: 2003

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secre tary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

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58

Name, Age; Principal Occupation Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of the fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Ser vices Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Offi cer for Fidelity Investments Institutional Services Company, Inc.

(1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Trea surer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Man agement where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity In vestments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

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Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of profes sional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2003

Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Trea surer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

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Name, Age; Principal Occupation Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice Pres ident and Head of Fund Reporting (1996 2003).

61 Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio se curities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/19/05	12/16/05	$0.059	$0.13

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended November 30, 2005, $112,115,601, or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended November 30, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts pre viously designated as capital gain dividends with respect to such year.

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 89%, and 99% of the dividends distributed in December 2004 and July 2005, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

Institutional Class designates 94%, and 100% of the dividends distributed in Decem ber 2004 and July 2005, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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62

Proxy Voting Results

A special meeting of the fund’s shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to
allow the Board of Trustees, if per-
mitted by applicable law, to authorize
fund mergers without shareholder
approval.A
	# of	% of
	Votes	Votes
Affirmative	8,400,660,894.14	71.170
Against	2,413,818,167.07	20.450
Abstain	466,182,489.54	3.949
Broker
Non Votes	523,001,758.35	4.431
TOTAL	11,803,663,309.10	100.000
PROPOSAL 2
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	10,904,461,482.16	92.382
Withheld	899,201,826.94	7.618
TOTAL	11,803,663,309.10	100.000
Dennis J. Dirks
Affirmative	11,230,399,240.22	95.143
Withheld	573,264,068.88	4.857
TOTAL	11,803,663,309.10	100.000
Robert M. Gates
Affirmative	11,204,490,469.14	94.924
Withheld	599,172,839.96	5.076
TOTAL	11,803,663,309.10	100.000
George H. Heilmeier
Affirmative	11,216,568,766.75	95.026
Withheld	587,094,542.35	4.974
TOTAL	11,803,663,309.10	100.000

	Votes	Votes

Abigail P. Johnson
Affirmative	11,170,882,517.64	94.639
Withheld	632,780,791.46	5.361
TOTAL	11,803,663,309.10	100.000

Edward C. Johnson 3d
Affirmative	11,146,150,096.08	94.430
Withheld	657,513,213.02	5.570
TOTAL	11,803,663,309.10	100.000

Marie L. Knowles
Affirmative	11,230,314,699.11	95.143
Withheld	573,348,609.99	4.857
TOTAL	11,803,663,309.10	100.000

Ned C. Lautenbach
Affirmative	11,228,854,936.86	95.130
Withheld	574,808,372.24	4.870
TOTAL	11,803,663,309.10	100.000

Marvin L. Mann
Affirmative	11,192,136,636.22	94.819
Withheld	611,526,672.88	5.181
TOTAL	11,803,663,309.10	100.000

William O. McCoy
Affirmative	11,202,537,978.70	94.907
Withheld	601,125,330.40	5.093
TOTAL	11,803,663,309.10	100.000

Robert L. Reynolds
Affirmative	11,216,557,272.63	95.026
Withheld	587,106,036.47	4.974
TOTAL	11,803,663,309.10	100.000

Cornelia M. Small
Affirmative	11,221,057,350.30	95.064
Withheld	582,605,958.80	4.936
TOTAL	11,803,663,309.10	100.000

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Proxy Voting Results - continued

	# of	% of
	Votes	Votes

William S. Stavropoulos
Affirmative	11,213,520,655.58	95.000
Withheld	590,142,653.52	5.000
TOTAL	11,803,663,309.10	100.000

Kenneth L. Wolfe
Affirmative	11,218,319,970.33	95.041
Withheld	585,343,338.77	4.959
TOTAL	11,803,663,309.10	100.000

A Denotes trust-wide proposals and voting results.

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64

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s four general investment categories according to their respective weightings in the fund’s neutral mix.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the retail class of the fund was in the first quartile for the one year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

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of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Institutional Class and Fidelity Strategic Dividend & Income Fund (retail class) ranked below its competi tive median for 2004, and the total expenses of each of Class C and Class T ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for

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groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if

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Board Approval of Investment Advisory Contracts and Management Fees continued

those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASDII-UANN-0106 1.802531.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2005, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Convertible Securities Fund, Fidelity Equity-Income II Fund, Fidelity Independence Fund and Fidelity Strategic Dividend & Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A,B
Fidelity Convertible Securities Fund	$66,000	$60,000
Fidelity Equity-Income II Fund	$96,000	$86,000
Fidelity Independence Fund	$64,000	$64,000
Fidelity Strategic Dividend & Income Fund	$33,000	$32,000
All funds in the Fidelity Group of Funds audited by PwC	$12,100,000	$10,600,000
A	Aggregate amounts may reflect rounding.
B	Fidelity Strategic Dividend & Income Fund commenced operations on December 23, 2003.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity Convertible Securities Fund	$0	$0
Fidelity Equity-Income II Fund	$0	$0
Fidelity Independence Fund	$0	$0
Fidelity Strategic Dividend & Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	Fidelity Strategic Dividend & Income Fund commenced operations on December 23, 2003.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to Fidelity Strategic Dividend & Income Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity Convertible Securities Fund	$3,400	$3,200
Fidelity Equity-Income II Fund	$3,400	$3,200
Fidelity Independence Fund	$3,400	$3,200
Fidelity Strategic Dividend & Income Fund	$2,200	$2,200
A	Aggregate amounts may reflect rounding.
B	Fidelity Strategic Dividend & Income Fund commenced operations on December 23, 2003.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to Fidelity Strategic Dividend & Income Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity Convertible Securities Fund	$2,900	$2,800
Fidelity Equity-Income II Fund	$12,200	$11,600
Fidelity Independence Fund	$5,300	$5,100
Fidelity Strategic Dividend & Income Fund	$2,000	$1,500
A	Aggregate amounts may reflect rounding.
B	Fidelity Strategic Dividend & Income Fund commenced operations on December 23, 2003.

In each of the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$170,000	$540,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to Fidelity Strategic Dividend & Income Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate fees billed by PwC of $3,700,000A and $2,750,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$200,000	$600,000
Non-Covered Services	$3,500,000	$2,150,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to Fidelity Strategic Dividend & Income Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	January 20, 2006